UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 02402

John Hancock Sovereign Bond Fund

(Exact name of registrant as specified in charter) Berkeley Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31
Date of reporting period:	May 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS

Annual report
John Hancock
Bond Fund
Fixed income
May 31, 2021

A message to shareholders
Dear shareholder,
While stocks rebounded from the multiple challenges faced in 2020 to post gains for the 12 months ended May 31, 2021, the results for bonds were much more mixed. Overall, bond markets saw a sharp increase in yields and a steeper yield curve during the period. The generally positive news flow pressured U.S. Treasuries by raising the prospect of inflation and causing investors to question whether the U.S. Federal Reserve would need to begin hiking interest rates sooner than expected. The credit-oriented segments of the market—including investment-grade and high-yield corporate bonds—outperformed government issues. Both categories were helped by the improving outlook for economic growth and corporate earnings, as well as investors’ elevated demand for yield.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

2	Your fund at a glance
5	Manager's discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund's investments
45	Financial statements
49	Financial highlights
56	Notes to financial statements
67	Report of independent registered public accounting firm
68	Tax information
69	Statement Regarding Liquidity Risk Management
71	Trustees and Officers
75	More information
ANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/2021 (%)

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BOND FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The Bloomberg Barclays U.S. Aggregate Bond Index posted a narrow loss
Pronounced weakness in U.S. Treasuries offset positive performance for corporate bonds and other credit-oriented investments.
The fund delivered a gain and outperformed its benchmark
An emphasis on corporate issues and high-yield debt, together with an underweight in U.S. Treasuries, was the primary reason for the fund’s outperformance.
Security selection also aided results
Selection within investment-grade corporates and securitized assets added the most value.
PORTFOLIO COMPOSITION AS OF 5/31/2021 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK BOND FUND	3

QUALITY COMPOSITION AS OF 5/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund's prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund's performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Manager’s discussion of fund performance
How would you describe the investment backdrop during the 12 months ended May 31, 2021?
The various segments of the bond market experienced widely disparate returns in the annual period. The gradual recovery of the U.S. economy from the effects of the COVID-19 lockdowns was the primary driver behind the broad range of results. After the initial shock in the first quarter of 2020, economic growth began to pick up steam as the year progressed. The release of the vaccines in November 2020 facilitated an acceleration of the reopening in the subsequent months, leading to rising estimates for 2021 GDP growth. Together, these factors weighed heavily on U.S. Treasury bonds. The yield on the 10-year note rose from 0.65% to 1.58% over the course of the period, reflecting a meaningful decline in its price. At the same time, the improving economic outlook led to a significant recovery in investors’ appetite for risk, and with it their demand for yield. This dynamic fueled strong gains for the bond market’s credit sectors, with high-yield corporate bonds leading the way and investment-grade corporates also delivering impressive returns.
What elements of the fund’s positioning helped and hurt results?
The fund posted a positive absolute return and outpaced its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, by a comfortable margin. The fund’s allocation to high-yield bonds, which aren't represented in the index, played the largest role in its outperformance. The fund also benefited from its overweight positions in investment-grade corporates and commercial mortgage-backed securities (CMBS), as well as its modest weighting in emerging-markets debt. We funded these overweights through underweights in U.S. Treasuries and agency mortgage-backed securities, which was a further positive given the underperformance of both categories; however, an overweight in asset-backed securities (ABS) detracted.
COUNTRY COMPOSITION AS OF 5/31/2021 (% of net assets)
United States	88.5
United Kingdom	1.9
Canada	1.3
Ireland	1.1
Other countries	7.2
TOTAL	100.0
ANNUAL REPORT | JOHN HANCOCK BOND FUND	5

Security selection also added value, highlighted by the relative strength of the portfolio’s holdings in investment-grade corporates and ABS. This was offset, to some extent, by weaker selection in CMBS. The combined effect of duration and yield curve positioning was an additional positive, but to a much lesser degree than allocation and selection.
What were some key aspects of your portfolio activity?
We increased the fund’s weighting in investment-grade corporates over the course of the period. The fund maintained a sizable position in corporates; however, we continued to find issue-specific opportunities even after the significant yield-spread tightening that occurred over the past year. We largely redeployed the proceeds of the sales into high-yield bonds, which we believe can benefit from investors’ continued demand for income. Our preference for credit-oriented market segments reflects our view that they're still the most likely source of outperformance at a time of accelerating economic growth. The fund’s weighting in the securitized space declined, largely as a result of our decision to reduce the allocation to agency mortgage-backed securities in the latter part of the period. We also lowered the portfolio’s weighting in CMBS.
Despite the rapid steepening of the yield curve in early 2021, we believe interest rates will remain low for an extended period. We think any inflationary pressure caused by faster growth should prove temporary, and we see various longer-term economic trends that can help keep inflation controlled. We continue to focus on robust fundamental analysis to identify securities most likely to benefit in the current environment, while avoiding those that appear vulnerable to potential headwinds.
MANAGED BY

Howard C. Greene, CFA
Jeffrey N. Given, CFA
The views expressed in this report are exclusively those of Howard C. Greene, CFA, and Jeffrey N. Given, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK BOND FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2021

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized†
	1-year	5-year	10-year	5-year	10-year	as of 5-31-21	as of 5-31-21
Class A	-0.31	3.39	3.87	18.12	46.11	1.76	1.75
Class C	2.10	3.51	3.56	18.83	41.92	1.14	1.13
Class I1,2	4.20	4.54	4.63	24.88	57.23	2.13	2.12
Class R2[1,2]	3.73	4.13	4.25	22.45	51.63	1.72	1.71
Class R4[1,2]	4.05	4.41	4.41	24.09	53.90	1.97	1.86
Class R6[1,2]	4.25	4.67	4.74	25.63	58.87	2.22	2.21
Class NAV[1,2]	4.32	4.68	4.55	25.69	55.99	2.23	2.22
Index††	-0.40	3.25	3.29	17.34	38.24	—	—
Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until September 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	0.79	1.49	0.49	0.88	0.73	0.38	0.36
Net (%)	0.78	1.48	0.48	0.87	0.62	0.37	0.35
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
†† Index is the Bloomberg Barclays U.S. Aggregate Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	7

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C3	5-31-11	14,192	14,192	13,824
Class I1,2	5-31-11	15,723	15,723	13,824
Class R2[1,2]	5-31-11	15,163	15,163	13,824
Class R4[1,2]	5-31-11	15,390	15,390	13,824
Class R6[1,2]	5-31-11	15,887	15,887	13,824
Class NAV[1,2]	5-31-11	15,599	15,599	13,824
The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares’ maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of US dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	Class R2 shares were first offered on 3-1-12; Class R4 shares were first offered on 3-27-15; Class R6 shares were first offered on 9-1-11; Class NAV shares were first offered on 8-31-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the fund's prospectuses.
[3]	The contingent deferred sales charge is not applicable.
8	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on December 1, 2020, with the same investment held until May 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2020	Ending value on 5-31-2021	Expenses paid during period ended 5-31-2021[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$990.00	$3.77	0.76%
	Hypothetical example	1,000.00	1,021.10	3.83	0.76%
Class C	Actual expenses/actual returns	1,000.00	986.00	7.23	1.46%
	Hypothetical example	1,000.00	1,017.70	7.34	1.46%
Class I	Actual expenses/actual returns	1,000.00	991.50	2.28	0.46%
	Hypothetical example	1,000.00	1,022.60	2.32	0.46%
Class R2	Actual expenses/actual returns	1,000.00	989.60	4.32	0.87%
	Hypothetical example	1,000.00	1,020.60	4.38	0.87%
Class R4	Actual expenses/actual returns	1,000.00	990.80	3.03	0.61%
	Hypothetical example	1,000.00	1,021.90	3.07	0.61%
Class R6	Actual expenses/actual returns	1,000.00	991.50	1.79	0.36%
	Hypothetical example	1,000.00	1,023.10	1.82	0.36%
Class NAV	Actual expenses/actual returns	1,000.00	992.10	1.74	0.35%
	Hypothetical example	1,000.00	1,023.20	1.77	0.35%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
10	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Fund’s investments
AS OF 5-31-21
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 30.9%				$7,287,938,413
(Cost $7,242,833,796)
U.S. Government 16.1%				3,793,809,913
U.S. Treasury
Bond	1.875	02-15-51	504,310,000	458,528,108
Bond (A)	2.250	05-15-41	634,207,000	639,062,648
Bond	2.250	08-15-49	47,185,000	46,700,248
Bond	2.500	02-15-45	182,054,000	189,670,400
Bond	3.125	11-15-41	237,343,000	274,335,133
Note	0.250	03-15-24	293,671,000	293,625,114
Note	0.750	04-30-26	493,354,000	492,428,961
Note	1.250	03-31-28	550,485,000	550,915,066
Note	1.250	04-30-28	365,854,000	365,739,671
Note	1.625	05-15-31	481,901,000	482,804,564
U.S. Government Agency 14.8%				3,494,128,500
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	153,081,914	154,883,290
30 Yr Pass Thru	2.000	11-01-50	28,869,176	29,253,999
30 Yr Pass Thru	2.500	08-01-50	84,745,886	88,282,281
30 Yr Pass Thru	2.500	09-01-50	37,290,127	38,706,384
30 Yr Pass Thru	2.500	10-01-50	169,003,719	176,056,143
30 Yr Pass Thru	3.000	03-01-43	4,472,958	4,823,656
30 Yr Pass Thru	3.000	12-01-45	16,037,301	17,079,187
30 Yr Pass Thru	3.000	05-01-46	2,846,525	3,043,907
30 Yr Pass Thru	3.000	10-01-46	6,424,681	6,832,031
30 Yr Pass Thru	3.000	10-01-46	5,078,851	5,401,822
30 Yr Pass Thru	3.000	10-01-46	9,358,765	9,943,007
30 Yr Pass Thru	3.000	10-01-46	67,199,541	71,523,253
30 Yr Pass Thru	3.000	12-01-46	52,867,757	55,953,374
30 Yr Pass Thru	3.000	12-01-46	12,088,290	12,915,176
30 Yr Pass Thru	3.000	04-01-47	33,603,814	35,659,605
30 Yr Pass Thru	3.000	09-01-49	19,745,090	20,725,979
30 Yr Pass Thru	3.000	10-01-49	24,294,055	25,607,212
30 Yr Pass Thru	3.000	12-01-49	28,029,089	29,255,084
30 Yr Pass Thru	3.000	01-01-50	18,139,061	19,119,525
30 Yr Pass Thru	3.000	02-01-50	12,452,829	13,125,936
30 Yr Pass Thru	3.500	06-01-42	3,725,825	4,033,065
30 Yr Pass Thru	3.500	04-01-44	4,977,115	5,421,756
30 Yr Pass Thru	3.500	05-01-45	9,259,907	9,962,730
30 Yr Pass Thru	3.500	08-01-46	51,438,787	55,600,164
30 Yr Pass Thru	3.500	09-01-46	12,702,826	13,611,390
30 Yr Pass Thru	3.500	10-01-46	2,361,250	2,526,743
30 Yr Pass Thru	3.500	10-01-46	19,384,895	20,897,847
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-46	6,621,957	$7,093,521
30 Yr Pass Thru	3.500	11-01-46	7,034,255	7,561,557
30 Yr Pass Thru	3.500	12-01-46	9,774,506	10,507,224
30 Yr Pass Thru	3.500	01-01-47	6,328,937	6,835,012
30 Yr Pass Thru	3.500	02-01-47	9,101,341	9,739,227
30 Yr Pass Thru	3.500	04-01-47	11,405,118	12,317,095
30 Yr Pass Thru	3.500	09-01-47	29,427,628	31,615,192
30 Yr Pass Thru	4.000	01-01-41	8,115,361	8,961,579
30 Yr Pass Thru	4.000	03-01-42	4,797,404	5,262,656
30 Yr Pass Thru	4.000	11-01-43	3,294,895	3,631,166
30 Yr Pass Thru	4.000	01-01-47	9,039,018	9,930,803
30 Yr Pass Thru	4.000	03-01-47	28,897,653	31,377,303
30 Yr Pass Thru	4.000	04-01-47	11,926,928	12,998,154
30 Yr Pass Thru	4.000	05-01-47	8,689,059	9,469,474
30 Yr Pass Thru	4.000	10-01-47	15,819,106	17,203,577
30 Yr Pass Thru	4.000	03-01-48	5,213,991	5,618,704
30 Yr Pass Thru	4.000	07-01-48	27,198,868	29,532,749
30 Yr Pass Thru	4.000	08-01-48	14,774,997	15,968,934
30 Yr Pass Thru	5.500	11-01-39	3,006,874	3,516,533
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	182,181,000	184,070,909
30 Yr Pass Thru	2.000	09-01-50	41,951,710	42,445,373
30 Yr Pass Thru	2.000	09-01-50	24,553,469	24,832,809
30 Yr Pass Thru	2.000	09-01-50	24,567,913	24,857,014
30 Yr Pass Thru	2.000	10-01-50	29,041,832	29,383,579
30 Yr Pass Thru	2.000	11-01-50	46,630,023	47,229,737
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.372	07-01-33	344	357
30 Yr Pass Thru (A)	2.500	TBA	138,996,000	143,920,573
30 Yr Pass Thru	2.500	08-01-50	37,095,869	38,539,525
30 Yr Pass Thru	2.500	08-01-50	40,242,712	41,922,017
30 Yr Pass Thru	2.500	09-01-50	153,837,478	160,305,098
30 Yr Pass Thru	2.500	09-01-50	18,325,328	19,040,784
30 Yr Pass Thru	2.500	09-01-50	84,396,437	87,680,885
30 Yr Pass Thru	3.000	07-01-42	2,700,043	2,870,035
30 Yr Pass Thru	3.000	10-01-42	4,636,944	4,927,432
30 Yr Pass Thru	3.000	10-01-42	2,712,482	2,882,409
30 Yr Pass Thru	3.000	04-01-43	2,051,026	2,179,515
30 Yr Pass Thru	3.000	12-01-45	26,142,282	27,600,273
30 Yr Pass Thru	3.000	08-01-46	36,351,621	38,606,199
30 Yr Pass Thru	3.000	08-01-46	26,473,393	28,115,310
30 Yr Pass Thru	3.000	09-01-46	3,648,839	3,880,846
30 Yr Pass Thru	3.000	10-01-46	2,646,610	2,813,733
30 Yr Pass Thru	3.000	10-01-46	20,620,975	21,700,151
30 Yr Pass Thru	3.000	01-01-47	22,688,931	24,117,401
12	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	02-01-47	13,155,981	$14,058,269
30 Yr Pass Thru	3.000	10-01-47	27,326,119	29,003,844
30 Yr Pass Thru	3.000	11-01-47	29,332,050	31,151,264
30 Yr Pass Thru	3.000	11-01-48	56,292,177	59,220,575
30 Yr Pass Thru	3.000	11-01-48	19,368,889	20,412,803
30 Yr Pass Thru	3.000	09-01-49	27,070,805	28,415,618
30 Yr Pass Thru	3.000	09-01-49	39,808,808	42,259,144
30 Yr Pass Thru	3.000	10-01-49	15,962,546	16,660,749
30 Yr Pass Thru	3.000	10-01-49	46,091,951	48,698,571
30 Yr Pass Thru	3.000	11-01-49	27,306,180	29,012,546
30 Yr Pass Thru	3.000	11-01-49	33,670,948	35,490,950
30 Yr Pass Thru	3.000	11-01-49	26,346,727	27,639,103
30 Yr Pass Thru	3.000	11-01-49	35,729,027	37,291,818
30 Yr Pass Thru	3.000	12-01-49	32,925,712	34,540,804
30 Yr Pass Thru	3.000	01-01-50	25,254,311	26,446,145
30 Yr Pass Thru	3.500	11-01-40	1,818,075	1,979,296
30 Yr Pass Thru	3.500	06-01-42	1,479,832	1,601,204
30 Yr Pass Thru	3.500	08-01-42	3,297,131	3,567,552
30 Yr Pass Thru	3.500	06-01-43	13,211,682	14,287,009
30 Yr Pass Thru	3.500	07-01-43	3,813,527	4,123,918
30 Yr Pass Thru	3.500	07-01-43	4,114,607	4,449,504
30 Yr Pass Thru	3.500	01-01-45	2,938,711	3,193,511
30 Yr Pass Thru	3.500	04-01-45	9,394,352	10,103,199
30 Yr Pass Thru	3.500	04-01-45	2,399,077	2,580,098
30 Yr Pass Thru	3.500	04-01-45	9,746,519	10,481,939
30 Yr Pass Thru	3.500	01-01-46	25,583,708	27,705,994
30 Yr Pass Thru	3.500	02-01-46	17,128,822	18,346,332
30 Yr Pass Thru	3.500	07-01-46	14,557,187	15,541,865
30 Yr Pass Thru	3.500	07-01-46	6,377,019	6,832,288
30 Yr Pass Thru	3.500	08-01-46	27,141,209	29,163,694
30 Yr Pass Thru	3.500	02-01-47	29,802,397	32,023,186
30 Yr Pass Thru	3.500	03-01-47	34,954,467	37,733,945
30 Yr Pass Thru	3.500	05-01-47	21,476,029	23,203,874
30 Yr Pass Thru	3.500	07-01-47	40,347,409	43,555,718
30 Yr Pass Thru	3.500	08-01-47	28,912,622	31,067,107
30 Yr Pass Thru	3.500	11-01-47	36,568,134	39,215,949
30 Yr Pass Thru	3.500	12-01-47	17,496,383	18,664,839
30 Yr Pass Thru	3.500	01-01-48	28,251,394	30,138,099
30 Yr Pass Thru	3.500	03-01-48	7,092,620	7,659,375
30 Yr Pass Thru	3.500	03-01-48	17,120,925	18,071,696
30 Yr Pass Thru	3.500	03-01-49	4,548,262	4,852,008
30 Yr Pass Thru	3.500	06-01-49	30,241,243	32,180,508
30 Yr Pass Thru	3.500	09-01-49	10,058,051	10,602,458
30 Yr Pass Thru	3.500	12-01-49	56,855,753	59,933,156
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-50	43,186,516	$45,510,556
30 Yr Pass Thru	4.000	09-01-40	3,934,130	4,340,060
30 Yr Pass Thru	4.000	09-01-40	5,450,408	6,011,880
30 Yr Pass Thru	4.000	11-01-40	1,774,905	1,957,997
30 Yr Pass Thru	4.000	12-01-40	2,270,051	2,503,951
30 Yr Pass Thru	4.000	01-01-41	3,170,594	3,499,172
30 Yr Pass Thru	4.000	09-01-41	4,852,722	5,323,147
30 Yr Pass Thru	4.000	09-01-41	2,347,834	2,578,369
30 Yr Pass Thru	4.000	10-01-41	1,521,356	1,668,837
30 Yr Pass Thru	4.000	01-01-42	2,228,722	2,444,776
30 Yr Pass Thru	4.000	05-01-42	3,043,289	3,337,356
30 Yr Pass Thru	4.000	09-01-43	5,837,550	6,461,820
30 Yr Pass Thru	4.000	10-01-43	5,738,199	6,321,360
30 Yr Pass Thru	4.000	10-01-43	2,203,247	2,416,831
30 Yr Pass Thru	4.000	01-01-44	4,254,262	4,687,944
30 Yr Pass Thru	4.000	12-01-45	11,899,754	12,975,230
30 Yr Pass Thru	4.000	02-01-46	6,591,351	7,158,226
30 Yr Pass Thru	4.000	04-01-46	7,784,533	8,449,161
30 Yr Pass Thru	4.000	06-01-46	4,820,876	5,232,473
30 Yr Pass Thru	4.000	07-01-46	11,460,371	12,435,253
30 Yr Pass Thru	4.000	10-01-46	2,921,865	3,168,589
30 Yr Pass Thru	4.000	01-01-47	11,166,459	12,200,088
30 Yr Pass Thru	4.000	03-01-47	13,627,707	14,791,213
30 Yr Pass Thru	4.000	04-01-47	14,206,174	15,494,095
30 Yr Pass Thru	4.000	11-01-47	4,756,900	5,128,621
30 Yr Pass Thru	4.000	12-01-47	9,376,055	10,183,156
30 Yr Pass Thru	4.000	12-01-47	5,444,867	5,891,022
30 Yr Pass Thru	4.000	09-01-48	4,351,956	4,712,977
30 Yr Pass Thru	4.000	10-01-48	13,034,590	14,060,900
30 Yr Pass Thru	4.000	10-01-48	16,100,522	17,448,738
30 Yr Pass Thru	4.000	01-01-49	11,996,667	12,893,454
30 Yr Pass Thru	4.000	02-01-49	12,014,610	12,920,248
30 Yr Pass Thru	4.000	07-01-49	21,714,693	23,438,024
30 Yr Pass Thru	7.000	09-01-31	118	139
30 Yr Pass Thru	7.000	09-01-31	95	112
30 Yr Pass Thru	7.000	09-01-31	1,750	2,071
30 Yr Pass Thru	7.000	01-01-32	74	87
30 Yr Pass Thru	7.000	05-01-32	109	130
30 Yr Pass Thru	7.000	06-01-32	45	52
30 Yr Pass Thru	7.500	09-01-29	44	52
30 Yr Pass Thru	7.500	12-01-29	50	58
30 Yr Pass Thru	7.500	01-01-31	20	24
30 Yr Pass Thru	7.500	05-01-31	259	305
30 Yr Pass Thru	7.500	08-01-31	98	110
14	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	2,672	$3,025
30 Yr Pass Thru	5.000	04-15-35	1,290	1,456
30 Yr Pass Thru	5.500	03-15-35	2,017	2,320
30 Yr Pass Thru	6.000	03-15-33	1,952	2,265
30 Yr Pass Thru	6.000	06-15-33	651	752
30 Yr Pass Thru	6.500	09-15-28	217	245
30 Yr Pass Thru	6.500	09-15-29	115	131
30 Yr Pass Thru	6.500	08-15-31	179	207
30 Yr Pass Thru	7.000	04-15-29	554	635

30 Yr Pass Thru	8.000	10-15-26	274	306
Foreign government obligations 0.5%				$126,429,664
(Cost $117,028,870)
Argentina 0.1%				28,084,091
Republic of Argentina Bond (0.125% to 7-9-21, then 2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	0.125	07-09-41	75,680,000	28,084,091
Qatar 0.2%				49,713,709
State of Qatar
Bond (C)	3.375	03-14-24	24,739,000	26,590,764
Bond (C)	5.103	04-23-48	17,804,000	23,122,945
Saudi Arabia 0.2%				48,631,864
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	42,105,000	48,631,864

Corporate bonds 54.2%				$12,781,002,058
(Cost $12,252,423,849)
Communication services 7.0%				1,662,254,105
Diversified telecommunication services 2.6%
AT&T, Inc.	2.300	06-01-27	18,848,000	19,517,111
AT&T, Inc.	3.100	02-01-43	73,510,000	69,588,565
AT&T, Inc.	3.650	06-01-51	8,114,000	8,105,094
C&W Senior Financing DAC (C)	6.875	09-15-27	20,070,000	21,374,550
Cincinnati Bell, Inc. (C)	7.000	07-15-24	22,599,000	23,276,970
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	24,078,105
GCI LLC (C)	4.750	10-15-28	14,151,000	14,434,020
Kenbourne Invest SA (C)	4.700	01-22-28	5,139,000	5,177,543
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	8,761,114
Level 3 Financing, Inc. (C)	3.400	03-01-27	24,679,000	26,249,206
Radiate Holdco LLC (C)	6.500	09-15-28	13,010,000	13,367,775
Switch, Ltd. (C)	3.750	09-15-28	4,349,000	4,317,296
Telecom Argentina SA (C)	6.500	06-15-21	2,580,000	2,560,676
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Telecom Argentina SA (C)	8.000	07-18-26	12,621,000	$11,516,789
Telecom Italia Capital SA	7.200	07-18-36	25,359,000	31,421,449
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	16,916,063
Telefonica Emisiones SA	5.213	03-08-47	45,088,000	54,117,961
Telesat Canada (C)	5.625	12-06-26	9,941,000	9,915,253
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	32,912,000	33,611,380
Verizon Communications, Inc.	2.650	11-20-40	48,360,000	44,557,152
Verizon Communications, Inc.	3.000	03-22-27	5,717,000	6,158,468
Verizon Communications, Inc.	3.400	03-22-41	9,349,000	9,507,313
Verizon Communications, Inc.	4.329	09-21-28	51,217,000	58,866,577
Verizon Communications, Inc.	4.400	11-01-34	20,489,000	23,937,005
Verizon Communications, Inc.	4.500	08-10-33	23,055,000	27,079,801
Verizon Communications, Inc.	4.862	08-21-46	43,009,000	53,341,668
Entertainment 0.6%
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	23,565,000	24,407,213
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	23,009,000	23,498,401
Netflix, Inc.	4.875	04-15-28	38,115,000	43,847,496
Netflix, Inc. (C)	4.875	06-15-30	15,694,000	18,087,335
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	7,401,017
Netflix, Inc.	5.875	11-15-28	28,347,000	34,299,870
Playtika Holding Corp. (C)	4.250	03-15-29	3,450,000	3,398,250
Interactive media and services 0.2%
ANGI Group LLC (C)	3.875	08-15-28	12,698,000	12,475,785
Match Group Holdings II LLC (C)	4.125	08-01-30	12,092,000	12,027,308
Twitter, Inc. (C)	3.875	12-15-27	13,568,000	14,314,240
Media 2.3%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	6,925,750
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,938,206
Cable One, Inc. (C)	4.000	11-15-30	7,808,000	7,710,400
CCO Holdings LLC (C)(D)	4.500	06-01-33	13,352,000	13,322,492
Charter Communications Operating LLC (A)	3.900	06-01-52	14,713,000	14,104,820
Charter Communications Operating LLC	4.200	03-15-28	38,606,000	43,157,973
Charter Communications Operating LLC	4.800	03-01-50	45,155,000	49,558,605
Charter Communications Operating LLC	5.750	04-01-48	49,214,000	60,140,712
Charter Communications Operating LLC	6.484	10-23-45	38,852,000	51,124,989
Clear Channel Outdoor Holdings, Inc. (C)(D)	7.750	04-15-28	5,676,000	5,814,778
Comcast Corp.	4.150	10-15-28	60,551,000	69,799,907
Cox Communications, Inc. (C)	1.800	10-01-30	13,500,000	12,674,917
CSC Holdings LLC	5.875	09-15-22	11,735,000	12,292,413
CSC Holdings LLC (C)	7.500	04-01-28	11,706,000	12,818,070
16	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	$26,086,050
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	8,541,090
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	11,535,000	12,387,437
MDC Partners, Inc. (C)	7.500	05-01-24	26,006,000	26,461,105
Meredith Corp.	6.875	02-01-26	14,203,000	14,834,607
News Corp. (C)	3.875	05-15-29	14,010,000	14,132,588
Sirius XM Radio, Inc. (C)	5.000	08-01-27	22,861,000	23,889,745
Townsquare Media, Inc. (C)	6.875	02-01-26	6,842,000	7,226,863
Univision Communications, Inc. (C)	4.500	05-01-29	7,188,000	7,274,400
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	5,963,801
WMG Acquisition Corp. (C)	3.000	02-15-31	26,977,000	25,459,544
Wireless telecommunication services 1.3%
Millicom International Cellular SA (C)	4.500	04-27-31	2,745,000	2,866,604
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,865,275
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	13,220,590
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	13,917,000	15,551,746
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	31,003,000	32,684,913
Sprint Corp.	7.875	09-15-23	16,706,000	18,929,736
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,727,210
T-Mobile USA, Inc.	2.050	02-15-28	34,705,000	34,546,745
T-Mobile USA, Inc.	2.550	02-15-31	11,123,000	11,025,563
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	3,359,761
T-Mobile USA, Inc.	3.375	04-15-29	29,680,000	30,202,665
T-Mobile USA, Inc.	3.750	04-15-27	16,054,000	17,648,323
T-Mobile USA, Inc.	3.875	04-15-30	39,280,000	43,053,237
T-Mobile USA, Inc.	4.500	04-15-50	22,409,000	25,359,369
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	35,785,000	43,059,287
Consumer discretionary 6.5%				1,524,576,495
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	7,938,000	8,384,513
LCM Investments Holdings II LLC (C)	4.875	05-01-29	3,874,000	3,978,443
Magna International, Inc.	2.450	06-15-30	8,307,000	8,424,108
Automobiles 1.6%
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	14,243,128
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	4,396,481
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	13,462,188
Ford Motor Credit Company LLC	4.125	08-17-27	26,165,000	27,342,425
Ford Motor Credit Company LLC	4.134	08-04-25	69,096,000	73,234,505
Ford Motor Credit Company LLC	5.113	05-03-29	41,238,000	45,216,230
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
Ford Motor Credit Company LLC	5.875	08-02-21	32,495,000	$32,657,475
General Motors Company	5.400	04-01-48	11,218,000	13,708,259
General Motors Financial Company, Inc.	3.600	06-21-30	57,495,000	61,583,797
General Motors Financial Company, Inc.	4.300	07-13-25	26,238,000	29,130,122
General Motors Financial Company, Inc.	5.200	03-20-23	19,336,000	20,905,087
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	11,942,132
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	11,161,039
Nissan Motor Acceptance Corp. (C)	3.450	03-15-23	15,660,000	16,354,269
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	14,842,028
Laureate Education, Inc. (C)	8.250	05-01-25	3,233,000	3,366,200
Service Corp. International	3.375	08-15-30	8,007,000	7,776,238
Service Corp. International	4.000	05-15-31	15,068,000	15,342,238
Sotheby's (C)	7.375	10-15-27	11,899,000	12,731,930
StoneMor, Inc. (C)	8.500	05-15-29	24,091,000	23,772,035
Hotels, restaurants and leisure 2.8%
Affinity Gaming (C)	6.875	12-15-27	9,651,000	10,251,196
Bally's Corp. (C)	6.750	06-01-27	24,450,000	26,000,864
Booking Holdings, Inc.	4.625	04-13-30	28,577,000	33,393,983
Caesars Resort Collection LLC (C)	5.750	07-01-25	6,989,000	7,329,854
CCM Merger, Inc. (C)	6.375	05-01-26	7,806,000	8,219,718
Choice Hotels International, Inc.	3.700	12-01-29	6,723,000	7,219,494
Choice Hotels International, Inc.	3.700	01-15-31	17,414,000	18,561,757
Dave & Buster's, Inc. (C)	7.625	11-01-25	3,083,000	3,283,395
Expedia Group, Inc. (C)	2.950	03-15-31	15,668,000	15,632,634
Expedia Group, Inc.	3.250	02-15-30	27,188,000	27,837,633
Expedia Group, Inc.	3.800	02-15-28	44,372,000	47,805,977
Expedia Group, Inc. (C)	4.625	08-01-27	24,575,000	27,819,357
Expedia Group, Inc.	5.000	02-15-26	38,816,000	44,222,394
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	15,972,000	15,629,800
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	11,127,000	11,221,468
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	17,454,000	18,572,801
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	4,667,000	5,022,859
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	15,232,000	15,384,320
Hyatt Hotels Corp.	4.375	09-15-28	5,702,000	6,218,478
Hyatt Hotels Corp.	5.750	04-23-30	16,000,000	19,028,906
International Game Technology PLC (C)	4.125	04-15-26	2,543,000	2,625,648
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,335,845
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,662,954
18	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	15,070,000	$15,729,313
Life Time, Inc. (C)	8.000	04-15-26	8,017,000	8,457,935
Marriott International, Inc.	2.850	04-15-31	25,741,000	25,667,347
Marriott International, Inc.	3.125	06-15-26	9,705,000	10,310,376
Marriott International, Inc.	3.500	10-15-32	14,685,000	15,320,934
Marriott International, Inc.	4.625	06-15-30	24,226,000	27,322,960
MGM Resorts International	4.750	10-15-28	25,594,000	27,001,670
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	14,648,000	14,672,169
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	17,283,000	17,671,868
New Red Finance, Inc. (C)	4.000	10-15-30	35,162,000	34,063,188
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	19,910,897
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	8,611,999
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	9,942,590
Travel + Leisure Company	6.600	10-01-25	8,556,000	9,636,195
Waterford Gaming LLC (C)(F)(G)	8.625	09-15-14	422,977	0
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	8,556,000	8,748,510
Yum! Brands, Inc.	3.625	03-15-31	14,245,000	14,066,938
Yum! Brands, Inc. (C)	4.750	01-15-30	13,022,000	13,927,289
Household durables 0.3%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,597,000	9,620,993
Century Communities, Inc.	6.750	06-01-27	14,439,000	15,536,364
Empire Communities Corp. (C)	7.000	12-15-25	3,140,000	3,316,625
KB Home (A)	4.000	06-15-31	17,080,000	17,080,000
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	10,147,123
Toll Brothers Finance Corp.	3.800	11-01-29	3,763,000	4,007,595
Internet and direct marketing retail 0.8%
Amazon.com, Inc.	3.150	08-22-27	47,038,000	51,900,152
Amazon.com, Inc.	4.050	08-22-47	25,692,000	29,809,844
eBay, Inc.	2.700	03-11-30	34,480,000	35,311,322
MercadoLibre, Inc.	3.125	01-14-31	3,107,000	3,021,123
Prosus NV (C)	4.850	07-06-27	6,375,000	7,234,854
Prosus NV (C)	5.500	07-21-25	19,530,000	22,337,438
QVC, Inc.	4.375	03-15-23	20,103,000	21,098,903
QVC, Inc.	5.450	08-15-34	11,630,000	11,804,450
Multiline retail 0.4%
Dollar General Corp.	3.500	04-03-30	20,177,000	21,922,875
Dollar Tree, Inc.	4.200	05-15-28	48,304,000	54,627,479
Macy's Retail Holdings LLC (C)(D)	5.875	04-01-29	4,473,000	4,764,640
Macy's, Inc. (C)	8.375	06-15-25	6,694,000	7,396,870
Specialty retail 0.2%
Asbury Automotive Group, Inc.	4.750	03-01-30	10,331,000	10,795,895
AutoNation, Inc.	4.750	06-01-30	12,415,000	14,607,156
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	$2,540,781
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,390,000	9,343,050
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	1,895,000	1,970,800
Textiles, apparel and luxury goods 0.0%
Hanesbrands, Inc. (C)	5.375	05-15-25	6,936,000	7,318,104
Levi Strauss & Company (C)	3.500	03-01-31	3,822,000	3,763,676
Consumer staples 1.8%				420,845,690
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	25,824,000	29,910,333
Constellation Brands, Inc.	3.150	08-01-29	9,389,000	9,941,111
Keurig Dr. Pepper, Inc.	3.200	05-01-30	7,793,000	8,285,574
Food and staples retailing 0.6%
7-Eleven, Inc. (C)	2.800	02-10-51	27,129,000	24,250,541
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	24,026,000	25,467,560
Albertsons Companies, Inc. (C)	3.250	03-15-26	7,699,000	7,747,119
Albertsons Companies, Inc. (C)	3.500	03-15-29	20,319,000	19,485,921
Albertsons Companies, Inc. (C)	4.875	02-15-30	9,370,000	9,765,414
Sysco Corp.	5.950	04-01-30	8,195,000	10,438,775
The Kroger Company	2.200	05-01-30	13,549,000	13,443,980
U.S. Foods, Inc. (C)	4.750	02-15-29	13,367,000	13,333,583
Food products 0.8%
BRF SA (C)(D)	5.750	09-21-50	19,438,000	19,387,072
Cargill, Inc. (C)	2.125	04-23-30	10,774,000	10,707,971
JBS USA Food Company (C)	3.750	12-01-31	5,399,000	5,468,647
JBS USA Food Company (C)	5.750	01-15-28	31,704,000	33,566,927
Kraft Heinz Foods Company	4.375	06-01-46	22,871,000	24,525,669
Kraft Heinz Foods Company	4.875	10-01-49	5,006,000	5,740,832
Kraft Heinz Foods Company	5.000	06-04-42	7,523,000	8,739,965
Kraft Heinz Foods Company	5.500	06-01-50	12,859,000	15,973,322
MARB BondCo PLC (C)	3.950	01-29-31	15,417,000	14,819,745
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,263,000	26,083,639
NBM US Holdings, Inc. (C)	7.000	05-14-26	11,950,000	12,906,000
Post Holdings, Inc. (C)	5.500	12-15-29	10,957,000	11,702,898
Simmons Foods, Inc. (C)	4.625	03-01-29	2,637,000	2,669,963
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	9,899,359
Edgewell Personal Care Company (C)	5.500	06-01-28	16,051,000	17,054,188
Personal products 0.1%
Natura Cosmeticos SA (C)	4.125	05-03-28	11,873,000	12,175,762
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	17,353,820
20	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 4.7%				$1,118,995,155
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	20,084,000	20,184,420
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	5,204,895
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (C)	10.000	04-01-26	16,550,209	15,060,690
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,669,000
Oil, gas and consumable fuels 4.5%
Aker BP ASA (C)	2.875	01-15-26	15,032,000	15,709,011
Aker BP ASA (C)	3.000	01-15-25	13,687,000	14,286,865
Aker BP ASA (C)	4.000	01-15-31	30,743,000	33,106,383
Altera Infrastructure LP (C)(D)	8.500	07-15-23	17,682,000	16,071,877
Antero Midstream Partners LP (C)	5.375	06-15-29	15,067,000	15,254,659
Antero Resources Corp. (D)	5.000	03-01-25	12,673,000	12,978,419
Antero Resources Corp. (C)	5.375	03-01-30	3,260,000	3,272,437
Cenovus Energy, Inc.	3.950	04-15-22	17,036,000	17,380,734
Cheniere Energy Partners LP (C)	4.000	03-01-31	31,610,000	32,627,842
Cheniere Energy Partners LP	4.500	10-01-29	30,046,000	31,773,645
Cimarex Energy Company	4.375	06-01-24	14,759,000	16,137,143
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	12,377,205
Diamondback Energy, Inc.	3.125	03-24-31	16,253,000	16,626,269
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	21,406,000	22,362,848
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	26,822,900
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,746,000	24,709,034
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	6,693,954
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	10,373,000	10,741,874
Energy Transfer LP	3.900	07-15-26	6,323,000	6,913,022
Energy Transfer LP	4.200	04-15-27	10,762,000	11,836,587
Energy Transfer LP	5.150	03-15-45	24,388,000	26,761,412
Energy Transfer LP	5.250	04-15-29	51,517,000	60,012,426
Energy Transfer LP	5.400	10-01-47	17,042,000	19,338,794
Energy Transfer LP	5.500	06-01-27	21,723,000	25,427,300
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,461,000	42,600,809
EQT Corp. (C)	3.125	05-15-26	7,746,000	7,898,790
EQT Corp. (C)	3.625	05-15-31	3,555,000	3,661,419
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	22,070,565
Kinder Morgan, Inc.	4.300	03-01-28	11,280,000	12,756,682
Leviathan Bond, Ltd. (C)	6.500	06-30-27	27,116,000	30,128,953
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,524,000	5,082,129
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Midwest Connector Capital Company LLC (C)	3.625	04-01-22	10,878,000	$11,054,881
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	26,438,000	27,571,099
MPLX LP	4.000	03-15-28	16,574,000	18,371,256
MPLX LP	4.125	03-01-27	5,490,000	6,150,877
MPLX LP	4.250	12-01-27	10,188,000	11,533,009
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)(E)	6.875	02-15-23	49,298,000	49,667,735
New Fortress Energy, Inc. (C)	6.500	09-30-26	23,975,000	24,124,844
Occidental Petroleum Corp.	2.900	08-15-24	16,312,000	16,271,220
Occidental Petroleum Corp.	3.500	08-15-29	4,362,000	4,089,375
Parkland Corp. (C)	4.500	10-01-29	10,497,000	10,654,455
Petrobras Global Finance BV	5.093	01-15-30	34,286,000	36,720,306
Petrobras Global Finance BV	6.900	03-19-49	9,826,000	11,457,116
Sabine Pass Liquefaction LLC	4.200	03-15-28	17,945,000	20,017,241
Sabine Pass Liquefaction LLC	5.000	03-15-27	11,892,000	13,772,985
Sabine Pass Liquefaction LLC	5.875	06-30-26	40,510,000	48,060,092
Sunoco LP (C)	4.500	05-15-29	5,408,000	5,373,064
Targa Resources Partners LP (C)	4.000	01-15-32	14,579,000	14,456,391
Targa Resources Partners LP	5.875	04-15-26	28,329,000	29,674,628
The Williams Companies, Inc.	3.750	06-15-27	25,351,000	28,118,309
The Williams Companies, Inc.	4.550	06-24-24	52,866,000	58,497,741
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	9,286,514
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	15,531,025
Financials 11.7%				2,762,543,362
Banks 6.9%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	16,720,250
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (C)(D)(E)	6.650	04-22-31	8,079,000	8,301,173
Banco Santander SA	4.379	04-12-28	19,106,000	21,596,607
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	33,019,000	33,611,603
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	30,875,000	31,305,060
Bank of America Corp. (2.831% to 10-24-50, then SOFR + 1.880%)	2.831	10-24-51	20,707,000	19,433,897
Bank of America Corp.	3.248	10-21-27	37,594,000	40,886,985
Bank of America Corp.	3.950	04-21-25	32,757,000	36,160,840
Bank of America Corp.	4.450	03-03-26	38,310,000	43,685,724
22	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	39,324,000	$45,627,637
Barclays PLC	4.375	01-12-26	20,493,000	23,070,613
BPCE SA (C)	4.500	03-15-25	20,953,000	23,216,543
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	25,378,000	25,438,568
Citigroup, Inc.	3.200	10-21-26	41,932,000	45,566,226
Citigroup, Inc.	4.600	03-09-26	48,219,000	55,322,929
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	33,642,000	34,567,155
Citigroup, Inc.	5.500	09-13-25	11,526,000	13,554,637
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)(E)	6.250	08-15-26	26,512,000	30,787,060
Citizens Financial Group, Inc.	3.250	04-30-30	34,192,000	36,710,100
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	14,875,370
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	35,730,293
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	21,113,269
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	18,634,000	19,006,680
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	17,331,929
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,630,000	5,855,200
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,750,626
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year ICE Swap Rate + 5.514%) (E)	6.875	06-01-21	22,840,000	22,840,000
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	8,055,716
Intesa Sanpaolo SpA (C)	4.198	06-01-32	12,859,000	13,021,546
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,839,000	38,371,220
JPMorgan Chase & Co.	2.950	10-01-26	43,651,000	47,161,717
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	34,052,000	35,334,683
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	32,034,000	35,825,074
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	29,682,000
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	34,253,000	37,652,610
Lloyds Banking Group PLC	4.450	05-08-25	58,393,000	65,733,135
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,339,000	$25,187,223
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,483,000	11,505,093
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	13,498,183
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	27,442,000	30,447,722
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (E)	8.625	08-15-21	38,808,000	39,208,499
PNC Bank NA	4.050	07-26-28	7,606,000	8,685,625
Santander Holdings USA, Inc.	3.244	10-05-26	51,705,000	55,230,457
Santander Holdings USA, Inc.	3.450	06-02-25	41,194,000	44,421,637
Santander Holdings USA, Inc.	3.500	06-07-24	31,898,000	34,240,150
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	13,250,422
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (C)(E)	4.750	05-26-26	22,176,000	22,703,789
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	21,544,000	22,486,550
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(E)	7.375	09-13-21	17,406,000	17,670,571
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	18,664,000	19,550,540
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (E)	6.750	08-01-21	29,683,000	29,905,623
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,542,000	58,754,542
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	41,959,000	43,955,163
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	24,785,000	24,723,274
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	59,007,000	65,645,288
Capital markets 1.9%
Ares Capital Corp.	2.150	07-15-26	33,646,000	33,464,376
Ares Capital Corp.	3.875	01-15-26	23,776,000	25,460,507
Ares Capital Corp.	4.200	06-10-24	14,714,000	15,850,997
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	32,555,453
Credit Suisse Group AG (C)	3.574	01-09-23	8,054,000	8,198,444
Lazard Group LLC	4.375	03-11-29	14,330,000	16,117,993
24	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	$18,526,478
Macquarie Bank, Ltd. (C)(D)	4.875	06-10-25	21,865,000	24,504,988
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	64,687,000	67,647,883
Morgan Stanley	3.875	01-27-26	21,682,000	24,284,514
MSCI, Inc. (C)	3.625	11-01-31	20,079,000	20,241,439
Raymond James Financial, Inc.	4.650	04-01-30	10,365,000	12,300,989
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	65,427,000	65,933,705
The Goldman Sachs Group, Inc.	3.850	01-26-27	52,675,000	58,407,913
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	18,718,737
Consumer finance 0.5%
Ally Financial, Inc.	5.125	09-30-24	34,832,000	39,419,870
Ally Financial, Inc.	5.800	05-01-25	16,584,000	19,378,370
Discover Financial Services	4.100	02-09-27	9,359,000	10,505,927
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	3,119,648
Enova International, Inc. (C)	8.500	09-15-25	15,665,000	16,252,438
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,497,500
OneMain Finance Corp.	8.875	06-01-25	7,897,000	8,696,571
Unifin Financiera SAB de CV (C)	9.875	01-28-29	22,960,000	22,374,520
Diversified financial services 0.9%
Brightstar Escrow Corp. (C)	9.750	10-15-25	9,272,000	10,060,120
GE Capital International Funding Company	4.418	11-15-35	50,922,000	59,199,044
Jefferies Financial Group, Inc.	5.500	10-18-23	15,718,000	16,952,959
Jefferies Group LLC	4.150	01-23-30	24,170,000	26,742,367
Jefferies Group LLC	4.850	01-15-27	30,455,000	35,470,054
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	17,372,000	17,241,710
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,960,000	36,072,312
Insurance 1.4%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	13,809,803
AXA SA	8.600	12-15-30	11,242,000	17,029,082
Brighthouse Financial, Inc. (D)	3.700	06-22-27	24,774,000	27,101,060
CNA Financial Corp.	2.050	08-15-30	11,031,000	10,682,000
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	12,560,132
CNO Financial Group, Inc.	5.250	05-30-29	29,168,000	34,169,343
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	23,482,000	29,967,410
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	9,929,205
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	14,404,672
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	38,069,000	$36,831,758
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year ICE Swap Rate + 3.650%) (C)	5.100	10-16-44	20,670,000	22,892,025
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	49,480,000	52,169,292
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	24,693,709
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	24,909,000	28,544,643
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	9,705,970
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	11,123,640
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	6,209,156
Radian Group, Inc.	4.500	10-01-24	8,102,000	8,547,610
Health care 3.6%				859,959,445
Biotechnology 0.6%
AbbVie, Inc.	3.200	11-21-29	96,612,000	103,626,092
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	37,258,000	40,704,668
Health care equipment and supplies 0.0%
Varex Imaging Corp. (C)	7.875	10-15-27	10,777,000	12,178,010
Health care providers and services 2.3%
AmerisourceBergen Corp.	2.800	05-15-30	25,603,000	26,516,491
Anthem, Inc.	2.250	05-15-30	9,636,000	9,584,774
Centene Corp.	2.500	03-01-31	25,789,000	24,705,862
Centene Corp.	3.000	10-15-30	21,643,000	21,643,000
Centene Corp.	3.375	02-15-30	10,005,000	10,105,050
Centene Corp.	4.250	12-15-27	6,580,000	6,909,000
Centene Corp.	4.625	12-15-29	9,945,000	10,734,931
Centene Corp. (C)	5.375	06-01-26	17,583,000	18,316,211
CVS Health Corp.	2.700	08-21-40	17,949,000	16,744,442
CVS Health Corp.	3.750	04-01-30	22,401,000	24,815,190
CVS Health Corp.	4.300	03-25-28	30,434,000	34,873,623
CVS Health Corp.	5.050	03-25-48	30,877,000	38,110,705
DaVita, Inc. (C)	3.750	02-15-31	21,262,000	20,384,943
DaVita, Inc. (C)	4.625	06-01-30	23,177,000	23,637,991
Encompass Health Corp.	4.500	02-01-28	8,919,000	9,208,868
Encompass Health Corp.	4.625	04-01-31	8,128,000	8,621,370
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	36,464,000	35,075,639
HCA, Inc.	4.125	06-15-29	20,511,000	22,963,181
26	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc.	5.250	04-15-25	21,962,000	$25,289,720
HCA, Inc.	5.250	06-15-26	18,315,000	21,292,604
MEDNAX, Inc. (C)	6.250	01-15-27	22,485,000	23,802,036
Rede D'or Finance Sarl (C)	4.500	01-22-30	31,431,000	31,761,340
Select Medical Corp. (C)	6.250	08-15-26	15,644,000	16,494,721
Universal Health Services, Inc. (C)	2.650	10-15-30	22,272,000	22,012,754
Universal Health Services, Inc. (C)	5.000	06-01-26	28,600,000	29,315,000
Life sciences tools and services 0.0%
Charles River Laboratories International, Inc. (C)	4.250	05-01-28	3,981,000	4,085,501
Pharmaceuticals 0.7%
Bausch Health Companies, Inc. (C)	5.250	01-30-30	9,478,000	8,731,608
Bausch Health Companies, Inc. (C)	6.125	04-15-25	22,322,000	22,829,602
Bausch Health Companies, Inc. (C)	6.250	02-15-29	24,097,000	23,554,818
Catalent Pharma Solutions, Inc. (C)	3.125	02-15-29	3,803,000	3,659,627
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,864,315
Jazz Securities DAC (C)	4.375	01-15-29	6,749,000	6,941,212
Organon Finance 1 LLC (C)	5.125	04-30-31	20,418,000	20,951,522
Royalty Pharma PLC (C)	1.750	09-02-27	11,002,000	10,897,221
Viatris, Inc. (C)	2.300	06-22-27	11,686,000	11,911,488
Viatris, Inc. (C)	2.700	06-22-30	23,971,000	23,904,784
Viatris, Inc. (C)	4.000	06-22-50	28,818,000	29,199,531
Industrials 6.8%				1,593,132,793
Aerospace and defense 1.2%
BAE Systems PLC (C)	1.900	02-15-31	28,219,000	26,737,887
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	24,357,897
Howmet Aerospace, Inc.	5.125	10-01-24	19,813,000	21,671,459
Huntington Ingalls Industries, Inc.	3.844	05-01-25	5,943,000	6,522,783
Huntington Ingalls Industries, Inc.	4.200	05-01-30	24,364,000	27,583,601
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	12,059,000	12,586,581
The Boeing Company	3.200	03-01-29	52,053,000	54,047,729
The Boeing Company	5.040	05-01-27	34,828,000	40,150,252
The Boeing Company	5.805	05-01-50	20,182,000	25,956,956
TransDigm, Inc.	5.500	11-15-27	43,618,000	45,471,765
Air freight and logistics 0.1%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	6,770,386
Watco Companies LLC (C)	6.500	06-15-27	3,424,000	3,620,880
XPO Logistics, Inc. (C)	6.250	05-01-25	2,265,000	2,422,010
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	9,637,599	9,839,098
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	11,453,988	$11,116,799
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	5,824,978	6,512,718
American Airlines 2001-1 Pass Through Trust	6.977	11-23-22	823,110	816,937
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	49,781,515	48,536,977
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	5,307,188	5,094,901
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	22,538,483	22,144,060
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	7,176,575	6,853,629
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	16,619,225	16,993,158
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	15,113,400	14,093,246
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	23,368,413	21,849,466
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	16,494,851	16,494,851
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	11,286,450	11,652,313
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	8,120,056	8,118,639
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	7,637,893	8,145,474
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	6,199,859	7,159,986
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	4,417,513	4,505,731
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	2,302,225	2,325,247
Delta Air Lines, Inc.	2.900	10-28-24	40,653,000	41,217,753
Delta Air Lines, Inc.	3.800	04-19-23	24,159,000	24,997,801
Delta Air Lines, Inc.	4.375	04-19-28	25,890,000	27,226,721
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	6,181,572
Delta Air Lines, Inc. (C)	4.750	10-20-28	10,867,000	11,862,088
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	17,524,284	17,671,690
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	26,853,658	28,369,096
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	7,747,163	7,898,185
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	25,013,255	25,723,939
28	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	25,720,868	$25,270,753
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,985,281	6,052,697
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	14,484,022	15,442,034
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	50,746,736	55,831,052
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	12,296,235	12,932,719
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,923,280
United Airlines, Inc. (C)	4.625	04-15-29	4,372,000	4,516,910
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,297,767	3,347,234
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	2,979,827	3,157,052
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	5,284,922	5,469,895
Building products 0.1%
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,451,361
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,407,000	3,645,490
Owens Corning	3.950	08-15-29	20,149,000	22,481,954
Commercial services and supplies 0.6%
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	6,602,935
APX Group, Inc.	7.625	09-01-23	20,382,000	20,993,460
Cimpress PLC (C)	7.000	06-15-26	21,585,000	22,637,269
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	3,111,700
Deluxe Corp. (C)	8.000	06-01-29	7,953,000	8,275,097
Garda World Security Corp. (C)	6.000	06-01-29	11,865,000	11,760,469
GFL Environmental, Inc. (C)	3.500	09-01-28	20,763,000	20,210,289
Graphic Packaging International LLC (C)	3.500	03-01-29	16,649,000	16,107,908
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	3,895,000	4,031,325
LSC Communications, Inc. (C)(F)	8.750	10-15-23	19,591,000	587,730
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	3,176,773
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,275,000	13,732,988
Stericycle, Inc. (C)	3.875	01-15-29	4,547,000	4,535,633
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	4,006,937
Construction and engineering 0.3%
AECOM	5.125	03-15-27	22,916,000	25,350,825
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	15,820,000	16,215,500
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	11,683,738
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,679,000	1,771,345
Tutor Perini Corp. (C)(D)	6.875	05-01-25	12,270,000	12,702,149
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Electrical equipment 0.0%
Atkore, Inc. (C)	4.250	06-01-31	5,743,000	$5,695,333
Industrial conglomerates 0.3%
General Electric Company	4.250	05-01-40	30,909,000	34,935,980
General Electric Company	5.550	01-05-26	33,288,000	39,657,343
Machinery 0.2%
ATS Automation Tooling Systems, Inc. (C)	4.125	12-15-28	2,898,000	2,909,737
Flowserve Corp.	3.500	10-01-30	12,857,000	13,339,201
Hillenbrand, Inc.	3.750	03-01-31	12,977,000	12,847,230
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,377,000	7,791,956
Vertical U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,970,080
Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	29,969,713
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	20,804,356
IHS Markit, Ltd. (C)	4.750	02-15-25	10,406,000	11,671,890
IHS Markit, Ltd.	4.750	08-01-28	14,577,000	16,982,205
TriNet Group, Inc. (C)	3.500	03-01-29	12,203,000	11,867,418
Road and rail 0.2%
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	17,789,081
Uber Technologies, Inc. (C)	7.500	09-15-27	28,351,000	31,044,345
Trading companies and distributors 1.0%
AerCap Ireland Capital DAC	1.750	01-30-26	28,153,000	27,723,034
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	28,001,829
AerCap Ireland Capital DAC	3.650	07-21-27	8,425,000	8,952,135
Ahern Rentals, Inc. (C)	7.375	05-15-23	14,914,000	13,497,170
Air Lease Corp.	2.875	01-15-26	12,722,000	13,332,461
Air Lease Corp.	3.625	12-01-27	10,511,000	11,153,574
Aircastle, Ltd.	5.500	02-15-22	13,596,000	14,052,423
Alta Equipment Group, Inc. (C)	5.625	04-15-26	3,553,000	3,650,708
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	9,891,923
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,451,872
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	11,935,000	11,770,894
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	3,407,265
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,668,000	18,055,316
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	14,488,827
United Rentals North America, Inc.	3.875	02-15-31	8,759,000	8,802,795
United Rentals North America, Inc.	4.875	01-15-28	24,939,000	26,343,066
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	17,962,871
30	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 5.0%				$1,169,594,773
Communications equipment 0.6%
Motorola Solutions, Inc.	2.300	11-15-30	29,376,000	28,421,958
Motorola Solutions, Inc.	2.750	05-24-31	28,478,000	28,416,964
Motorola Solutions, Inc.	4.600	02-23-28	32,080,000	36,761,634
Motorola Solutions, Inc.	4.600	05-23-29	9,004,000	10,329,779
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	27,193,000	27,928,299
IT services 0.6%
Gartner, Inc. (C)	3.750	10-01-30	3,903,000	3,917,831
Gartner, Inc. (C)	4.500	07-01-28	23,986,000	25,245,265
PayPal Holdings, Inc.	2.850	10-01-29	38,042,000	40,353,573
Sabre GLBL, Inc. (C)	7.375	09-01-25	12,762,000	13,751,055
Square, Inc. (C)	2.750	06-01-26	5,930,000	5,978,033
Square, Inc. (C)	3.500	06-01-31	8,050,000	8,049,517
Tempo Acquisition LLC (C)	6.750	06-01-25	6,270,000	6,383,487
VeriSign, Inc. (A)	2.700	06-15-31	16,408,000	16,429,330
VeriSign, Inc.	5.250	04-01-25	10,167,000	11,558,354
Visa, Inc.	2.700	04-15-40	12,354,000	12,292,302
Semiconductors and semiconductor equipment 2.5%
Broadcom, Inc. (C)	3.419	04-15-33	50,761,000	51,766,625
Broadcom, Inc.	4.750	04-15-29	103,081,000	117,902,361
Broadcom, Inc.	5.000	04-15-30	41,296,000	47,665,833
KLA Corp.	4.100	03-15-29	21,329,000	24,248,031
Lam Research Corp.	4.875	03-15-49	19,751,000	25,580,152
Marvell Technology, Inc. (C)	2.450	04-15-28	32,228,000	32,436,746
Marvell Technology, Inc. (C)	4.875	06-22-28	34,406,000	39,368,194
Micron Technology, Inc.	4.185	02-15-27	63,194,000	71,350,762
Micron Technology, Inc.	4.975	02-06-26	11,668,000	13,479,109
Micron Technology, Inc.	5.327	02-06-29	56,485,000	67,346,728
NVIDIA Corp.	2.850	04-01-30	26,354,000	28,055,716
NXP BV (C)	3.250	05-11-41	10,981,000	10,977,187
NXP BV (C)	3.400	05-01-30	9,090,000	9,786,936
NXP BV (C)	3.875	06-18-26	36,894,000	41,000,505
Qorvo, Inc. (C)	3.375	04-01-31	11,130,000	11,347,146
Skyworks Solutions, Inc.	3.000	06-01-31	7,872,000	7,973,109
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,742,652
Crowdstrike Holdings, Inc.	3.000	02-15-29	3,241,000	3,180,231
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,809,992
j2 Global, Inc. (C)	4.625	10-15-30	14,333,000	14,655,493
Microsoft Corp.	2.525	06-01-50	19,796,000	18,431,404
Oracle Corp.	2.950	04-01-30	53,325,000	55,519,176
PTC, Inc. (C)	4.000	02-15-28	3,903,000	3,990,271
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.8%
Atento Luxco 1 SA (C)	8.000	02-10-26	9,014,000	$9,803,089
CDW LLC	3.250	02-15-29	8,552,000	8,684,556
Dell International LLC (C)	4.900	10-01-26	37,320,000	42,845,012
Dell International LLC (C)	5.300	10-01-29	35,049,000	41,496,895
Dell International LLC (C)	5.850	07-15-25	9,498,000	11,128,549
Dell International LLC (C)	8.350	07-15-46	21,827,000	34,257,872
Seagate HDD Cayman (C)	4.091	06-01-29	11,360,000	11,445,200
Xerox Holdings Corp. (C)	5.500	08-15-28	18,888,000	19,501,860
Materials 2.9%				676,836,672
Chemicals 1.0%
Braskem Netherlands Finance BV (C)	4.500	01-31-30	15,436,000	16,061,158
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	23,559,643
Cydsa SAB de CV (C)	6.250	10-04-27	20,300,000	21,351,540
FS Luxembourg Sarl (C)	10.000	12-15-25	19,452,000	21,397,200
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	4,430,000	4,424,274
International Flavors & Fragrances, Inc. (C)	1.832	10-15-27	8,173,000	8,124,591
International Flavors & Fragrances, Inc. (C)	2.300	11-01-30	16,349,000	16,049,105
Methanex Corp.	4.250	12-01-24	16,889,000	17,691,228
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	21,077,000	24,112,299
Sasol Financing USA LLC	5.500	03-18-31	27,355,000	28,591,446
Trinseo Materials Operating SCA (C)	5.125	04-01-29	12,400,000	12,695,120
Tronox, Inc. (C)	4.625	03-15-29	14,911,000	15,273,337
Valvoline, Inc. (C)	3.625	06-15-31	17,918,000	17,415,938
WR Grace & Company (C)	4.875	06-15-27	8,552,000	9,000,980
Construction materials 0.4%
Cemex SAB de CV (C)	3.875	07-11-31	19,058,000	19,082,013
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	19,528,440
Cemex SAB de CV (C)	7.375	06-05-27	20,397,000	22,967,226
Standard Industries, Inc. (C)	3.375	01-15-31	7,644,000	7,250,984
Standard Industries, Inc. (C)	5.000	02-15-27	3,699,000	3,829,057
U.S. Concrete, Inc. (C)	5.125	03-01-29	6,849,000	7,003,103
Vulcan Materials Company	3.500	06-01-30	19,254,000	21,052,591
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	15,450,000	15,916,590
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,400,971
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,809,433
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	11,152,000	12,113,860
Reynolds Group Issuer, Inc. (C)	4.000	10-15-27	20,391,000	20,034,158
Trident TPI Holdings, Inc. (C)(D)	6.625	11-01-25	4,032,000	4,112,640
32	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 1.0%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	$18,938,396
Arconic Corp. (C)	6.000	05-15-25	5,802,000	6,195,434
Arconic Corp. (C)	6.125	02-15-28	10,635,000	11,319,575
Commercial Metals Company	5.375	07-15-27	5,017,000	5,292,935
CSN Islands XI Corp. (C)	6.750	01-28-28	21,468,000	23,641,635
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	8,208,484
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	10,094,219
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,223,000	16,612,099
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	5,714,000	5,822,337
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,960,645
FMG Resources August 2006 Pty, Ltd. (C)	4.375	04-01-31	18,051,000	18,859,685
Freeport-McMoRan, Inc.	4.625	08-01-30	18,697,000	20,519,958
Freeport-McMoRan, Inc.	5.450	03-15-43	15,571,000	18,801,983
Hudbay Minerals, Inc. (C)	4.500	04-01-26	3,959,000	3,928,753
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,771,000	8,159,550
Newmont Corp.	2.800	10-01-29	12,732,000	13,187,184
Novelis Corp. (C)	4.750	01-30-30	22,727,000	23,863,350
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,199,000	4,098,224
Paper and forest products 0.2%
Georgia-Pacific LLC (C)	2.300	04-30-30	39,493,000	39,840,523
Inversiones CMPC SA (C)	3.850	01-13-30	8,078,000	8,603,070
Norbord, Inc. (C)	6.250	04-15-23	5,540,000	6,039,708
Real estate 2.6%				607,418,413
Equity real estate investment trusts 2.6%
American Homes 4 Rent LP	4.250	02-15-28	29,051,000	32,313,179
American Tower Corp.	3.550	07-15-27	42,748,000	46,774,181
American Tower Corp.	3.800	08-15-29	15,228,000	16,764,203
Crown Castle International Corp.	2.250	01-15-31	24,002,000	23,198,900
Crown Castle International Corp.	3.300	07-01-30	6,779,000	7,195,731
Crown Castle International Corp.	3.650	09-01-27	32,455,000	35,629,987
Crown Castle International Corp.	3.800	02-15-28	13,032,000	14,369,061
Crown Castle International Corp.	4.150	07-01-50	6,170,000	6,706,197
CyrusOne LP	2.150	11-01-30	11,327,000	10,646,882
CyrusOne LP	3.450	11-15-29	22,434,000	23,455,218
Equinix, Inc.	1.550	03-15-28	26,484,000	25,769,311
Equinix, Inc.	1.800	07-15-27	15,275,000	15,368,070
Equinix, Inc.	2.500	05-15-31	42,902,000	42,729,917
Equinix, Inc.	3.200	11-18-29	34,363,000	36,310,456
Equinix, Inc.	5.375	05-15-27	13,786,000	14,782,324
GLP Capital LP	5.375	04-15-26	21,870,000	24,971,603
Host Hotels & Resorts LP	3.375	12-15-29	30,722,000	31,314,791
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Host Hotels & Resorts LP	3.500	09-15-30	20,015,000	$20,545,170
Host Hotels & Resorts LP	4.500	02-01-26	12,386,000	13,651,956
Iron Mountain, Inc. (C)	4.875	09-15-29	12,154,000	12,457,850
Iron Mountain, Inc. (C)	5.250	07-15-30	16,371,000	17,093,780
MGM Growth Properties Operating Partnership LP (C)	3.875	02-15-29	12,670,000	12,816,845
RHP Hotel Properties LP (C)	4.500	02-15-29	15,267,000	15,190,665
SBA Communications Corp.	3.875	02-15-27	21,314,000	21,793,565
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	23,792,675
Uniti Group LP (C)	6.500	02-15-29	8,691,000	8,604,090
Ventas Realty LP	3.500	02-01-25	19,079,000	20,683,978
VICI Properties LP (C)	4.125	08-15-30	11,387,000	11,562,360
VICI Properties LP (C)	4.625	12-01-29	14,615,000	15,204,715
XHR LP (C)	4.875	06-01-29	5,629,000	5,720,753
Utilities 1.6%				384,845,155
Electric utilities 1.0%
ABY Transmision Sur SA (C)	6.875	04-30-43	12,805,147	16,342,697
Emera US Finance LP	3.550	06-15-26	13,412,000	14,656,245
FirstEnergy Corp.	2.650	03-01-30	13,761,000	13,348,170
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	8,461,125
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,705,000	7,491,674
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,015,000	49,742,496
NRG Energy, Inc. (C)	2.450	12-02-27	21,080,000	21,196,090
NRG Energy, Inc. (C)	3.375	02-15-29	3,544,000	3,418,135
NRG Energy, Inc. (C)	3.625	02-15-31	9,853,000	9,446,564
NRG Energy, Inc. (C)	4.450	06-15-29	15,296,000	16,697,312
Vistra Operations Company LLC (C)	3.700	01-30-27	36,203,000	38,061,668
Vistra Operations Company LLC (C)	4.300	07-15-29	32,027,000	33,973,330
Gas utilities 0.3%
AmeriGas Partners LP	5.500	05-20-25	17,179,000	18,875,426
Infraestructura Energetica Nova SAB de CV (C)	4.750	01-15-51	35,247,000	34,674,236
Suburban Propane Partners LP (C)	5.000	06-01-31	11,351,000	11,469,731
Independent power and renewable electricity producers 0.2%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	16,756,762
DPL, Inc.	4.125	07-01-25	12,860,000	13,744,125
LLPL Capital Pte, Ltd. (C)(D)	6.875	02-04-39	3,317,856	3,869,450
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,439,000	16,173,279
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,134,000	6,671,338
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	16,637,000	17,916,001

NiSource, Inc.	3.600	05-01-30	10,847,000	11,859,301
34	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value

Municipal bonds 0.3%				$59,549,356
(Cost $57,248,935)
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	23,923,439
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,893,710

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	33,300,000	33,732,207
Term loans (H) 0.1%				$22,009,336
(Cost $22,048,377)
Industrials 0.1%				18,413,470
Professional services 0.1%
CoreLogic, Inc., Term Loan (I)	TBD	04-13-28	18,506,000	18,413,470
Materials 0.0%				3,595,866
Containers and packaging 0.0%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (3 month LIBOR + 3.250%)	3.385	04-03-24	3,690,415	3,595,866
Collateralized mortgage obligations 4.9%				$1,160,467,082
(Cost $1,256,596,662)
Commercial and residential 3.8%				903,116,643
Angel Oak Mortgage Trust
Series 2020-R1, Class A1 (C)(J)	0.990	04-25-53	24,488,769	24,521,006
Series 2021-2, Class A1 (C)(J)	0.985	04-25-66	16,737,527	16,741,884
AOA Mortgage Trust
Series 2015-1177, Class C (C)(J)	3.010	12-13-29	6,896,000	6,895,633
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(J)	3.719	11-05-32	11,565,000	10,066,932
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	16,385,825
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,593,000	11,077,395
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	3.990	09-15-32	7,340,000	7,479,933
Series 2015-SRCH, Class D (C)(J)	4.957	08-10-35	15,436,000	17,247,618
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	15,839	19
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	23,095,649
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	21,092,776
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	690,926
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.427	03-15-37	21,710,000	21,744,460
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.036	10-15-37	27,599,000	27,667,884
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.856	12-15-37	6,315,000	$6,320,608
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.656	12-15-37	10,788,000	10,794,328
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	12,860,000	13,636,713
Series 2019-SMRT, Class A (C)	4.149	01-10-36	9,123,000	9,833,025
COLT Trust
Series 2020-RPL1, Class A1 (C)(J)	1.390	01-25-65	37,233,114	37,607,984
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.620	08-15-45	64,172,631	719,933
Series 2012-CR3, Class XA IO	1.843	10-15-45	91,799,007	1,499,014
Series 2014-CR15, Class XA IO	0.928	02-10-47	55,368,362	993,248
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.442	05-10-51	224,154,736	6,289,087
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(J)	4.394	08-10-30	18,413,000	19,124,152
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,591,523
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,986,085
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (C)	2.573	07-25-49	14,559,102	14,798,489
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.706	05-15-36	23,820,000	23,858,267
Series 2020-AFC1, Class A1 (C)(J)	2.240	02-25-50	15,921,237	16,161,313
Series 2020-NET, Class A (C)	2.257	08-15-37	6,561,000	6,778,779
Series 2021-NQM2, Class A1 (C)(J)	1.179	02-25-66	25,272,216	25,324,769
Series 2021-NQM3, Class A1 (C)(J)	1.015	04-25-66	20,800,000	20,815,642
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(J)	0.797	02-25-66	13,818,501	13,824,011
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(J)	2.500	02-01-51	37,423,778	38,042,131
GCAT Trust
Series 2021-NQM1, Class A1 (C)(J)	0.874	01-25-66	23,698,416	23,646,336
Series 2021-NQM2, Class A1 (C)(J)	1.036	05-25-66	16,757,000	16,756,687
GS Mortgage Securities Trust
Series 2005-GG4, Class XC IO (C)	1.151	07-10-39	7,186	2
Series 2011-GC5, Class XA IO (C)	1.198	08-10-44	7,319,955	380
Series 2015-590M, Class C (C)(J)	3.805	10-10-35	6,950,000	7,244,675
Series 2017-485L, Class C (C)(J)	3.982	02-10-37	6,670,000	6,941,097
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	23,570,049
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	14,016,296
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(J)	1.382	09-27-60	8,558,099	8,586,270
Series 2021-NQM1, Class A1 (C)(J)	1.017	07-25-61	15,755,131	15,771,386
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	23,503,120	246,115
Series 2007-4, Class ES IO	0.350	07-19-47	25,853,128	345,338
36	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-6, Class ES IO (C)	0.343	08-19-37	23,964,956	$340,626
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	8,223,639
Series 2017-APTS, Class CFX (C)(J)	3.497	06-15-34	6,867,000	7,208,376
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(J)	3.174	05-15-48	15,925,000	16,682,328
Series 2013-IRV, Class XA IO (C)	1.106	05-15-48	6,944,278	75,199
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.556	08-15-46	7,869,075	61,878
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	79,954,965	977,090
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	15,983,227
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.456	05-15-36	11,580,000	11,579,898
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	0.806	03-15-38	21,883,000	21,896,734
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	1.506	03-15-38	17,056,000	17,109,401
MFA Trust
Series 2020-NQM1, Class A1 (C)(J)	1.479	03-25-65	6,616,274	6,675,619
Series 2020-NQM3, Class A1 (C)(J)	1.014	01-26-65	15,206,900	15,238,087
Series 2021-NQM1, Class A1 (C)(J)	1.153	04-25-65	21,626,111	21,628,912
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.411	08-15-45	11,535,975	116,371
Series 2012-C6, Class XA IO (C)	1.606	11-15-45	7,146,969	95,213
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (C)	0.574	07-15-49	1,772,564	18
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.506	11-15-34	15,867,000	15,871,801
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(J)	3.790	11-15-32	9,223,000	9,367,647
Series 2018-ALXA, Class C (C)(J)	4.316	01-15-43	7,402,000	7,712,067
OBX Trust
Series 2020-EXP2, Class A3 (C)(J)	2.500	05-25-60	13,768,037	14,030,990
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	5,164,713
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(J)	2.000	01-25-36	35,152,105	35,990,588
Seasoned Credit Risk Transfer Trust
Series 2020-2, Class MA	2.000	11-25-59	13,176,286	13,525,962
Starwood Mortgage Residential Trust
Series 2020-3, Class A1 (C)(J)	1.486	04-25-65	12,935,207	13,075,499
Verus Securitization Trust
Series 2020-5, Class A1 (C)	1.218	05-25-65	10,682,064	10,724,517
Series 2021-R1, Class A1 (C)(J)	0.820	10-25-63	21,781,840	21,695,479
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.520	12-15-45	8,230,249	159,947
Series 2012-C9, Class XA IO (C)	1.874	11-15-45	53,424,245	964,831
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-C16, Class XA IO	0.652	09-15-46	8,781,477	$108,314
U.S. Government Agency 1.1%				257,350,439
Federal Home Loan Mortgage Corp.
Series K015, Class X1 IO	1.596	07-25-21	15,939,901	2,248
Series K017, Class X1 IO	1.285	12-25-21	153,524,691	231,746
Series K018, Class X1 IO	1.235	01-25-22	83,506,394	274,820
Series K021, Class X1 IO	1.400	06-25-22	32,192,586	287,657
Series K022, Class X1 IO	1.175	07-25-22	268,565,858	2,387,980
Series K024, Class X1 IO	0.791	09-25-22	9,482,990	82,798
Series K026, Class X1 IO	0.954	11-25-22	14,759,134	176,001
Series K038, Class X1 IO	1.113	03-25-24	174,894,836	4,567,973
Series K718, Class X1 IO	0.575	01-25-22	11,916,472	16,208
Series KAIV, Class X1 IO	1.132	06-25-21	6,726,742	570
Series KS01, Class X1 IO	1.198	01-25-23	32,391,664	327,195
Series KS03, Class X IO	0.224	08-25-25	34,926,329	164,133
Series T-41, Class 3A (J)	4.579	07-25-32	962	1,081
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	125	143
Series 2012-M5, Class X IO	0.605	02-25-22	5,147,461	5,226
Government National Mortgage Association
Series 2008-90, Class IO	1.945	12-16-50	2,325,827	339,959
Series 2012-114, Class IO	0.692	01-16-53	16,084,030	399,873
Series 2012-120, Class IO	0.708	02-16-53	6,889,573	173,809
Series 2012-70, Class IO	0.165	08-16-52	2,754,624	10,156
Series 2013-63, Class IO	0.764	09-16-51	8,927,634	257,165
Series 2016-174, Class IO	0.858	11-16-56	56,898,668	3,234,843
Series 2017-109, Class IO	0.507	04-16-57	109,702,810	4,184,065
Series 2017-124, Class IO	0.677	01-16-59	91,877,768	4,505,465
Series 2017-135, Class IO	0.774	10-16-58	59,928,317	3,042,561
Series 2017-140, Class IO	0.565	02-16-59	28,766,703	1,306,296
Series 2017-159, Class IO	0.506	06-16-59	44,829,245	1,996,260
Series 2017-169, Class IO	0.614	01-16-60	108,641,390	5,321,071
Series 2017-20, Class IO	0.695	12-16-58	164,646,468	7,430,610
Series 2017-22, Class IO	0.773	12-16-57	21,182,224	1,155,310
Series 2017-41, Class IO	0.699	07-16-58	84,781,888	3,924,850
Series 2017-46, Class IO	0.641	11-16-57	86,777,912	4,122,793
Series 2017-61, Class IO	0.698	05-16-59	33,637,342	1,785,685
Series 2017-74, Class IO	0.582	09-16-58	65,641,175	2,546,464
Series 2017-89, Class IO	0.697	07-16-59	79,024,513	4,289,775
Series 2018-114, Class IO	0.571	04-16-60	105,835,988	5,775,184
Series 2018-158, Class IO	0.717	05-16-61	103,762,255	6,981,208
Series 2018-35, Class IO	0.523	03-16-60	107,098,018	4,786,210
Series 2018-43, Class IO	0.551	05-16-60	146,240,568	7,345,868
Series 2018-68, Class IO	0.463	01-16-60	15,588,278	759,703
Series 2018-69, Class IO	0.566	04-16-60	59,251,379	3,536,827
38	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-81, Class IO	0.454	01-16-60	29,705,472	$1,376,552
Series 2018-9, Class IO	0.534	01-16-60	88,871,843	4,179,821
Series 2018-99, Class IO	0.406	06-16-60	90,436,125	4,737,921
Series 2019-131, Class IO	0.922	07-16-61	91,861,928	6,408,729
Series 2020-100, Class IO	0.909	05-16-62	88,555,466	6,991,737
Series 2020-108, Class IO	0.933	06-16-62	231,682,663	18,409,342
Series 2020-114, Class IO	0.927	09-16-62	232,104,271	18,867,153
Series 2020-118, Class IO	1.047	06-16-62	193,561,554	16,411,794
Series 2020-119, Class IO	0.813	08-16-62	99,922,199	7,559,464
Series 2020-120, Class IO	0.853	05-16-62	46,934,871	3,720,584
Series 2020-137, Class IO	0.844	09-16-62	296,654,570	22,861,269
Series 2020-150, Class IO	0.984	12-16-62	143,985,877	12,183,912
Series 2020-170, Class IO	0.886	11-16-62	204,166,038	16,954,152
Series 2020-92, Class IO	1.016	02-16-62	36,993,224	3,112,462
Series 2021-3, Class IO	0.958	09-16-62	246,224,241	20,802,427

Series 2021-40, Class IO	0.843	02-16-63	62,506,973	5,035,331
Asset backed securities 7.5%				$1,766,231,660
(Cost $1,728,059,801)
Asset backed securities 7.5%				1,766,231,660
Amresco Residential Securities Corp. Mortgage Loan Trust
Series 1998-1, Class A6 (J)	6.510	08-25-27	1	1
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	33,275,000	33,175,035
Applebee's Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-07-49	30,776,345	31,664,550
Arby's Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	30,154,135	31,282,201
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	28,929,000	30,410,240
Series 2020-1A, Class A (C)	2.330	08-20-26	17,982,000	18,887,534
Bojangles Issuer LLC
Series 2020-1A, Class A2 (C)	3.832	10-20-50	15,973,000	16,790,818
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	7,870,464	8,258,343
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,772,000	22,512,564
CF Hippolyta LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	30,094,428	30,685,305
Series 2021-1A, Class A1 (C)	1.530	03-15-61	29,283,000	29,560,005
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	36,501,214	36,877,450
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	32,720,390	32,367,196
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	74,642	72,167
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	39

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CoreVest American Finance Trust
Series 2019-3, Class A (C)	2.705	10-15-52	5,629,120	$5,882,808
CWABS Asset-Backed Certificates Trust
Series 2004-10, Class AF5B	4.422	02-25-35	328,312	327,900
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	8,156,000	8,243,060
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,469,876
DB Master Finance LLC
Series 2017-1A, Class A2I (C)	3.629	11-20-47	10,200,353	10,351,318
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,787,053	12,580,203
Series 2019-1A, Class A2I (C)	3.787	05-20-49	49,722,360	50,521,896
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	34,827,098	37,601,772
Series 2021-1A, Class A2I (C)	2.662	04-25-51	20,162,000	20,516,045
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,470,190	22,300,013
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	3,100,000	3,233,458
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	09-17-25	34,137,460	34,252,630
Series 2020-SFR2, Class A (C)	1.266	10-19-37	39,775,019	39,743,545
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,149,960	16,897,513
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (C)	3.857	04-30-47	8,328,000	8,422,939
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	35,226,000	36,807,189
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	37,440,000	40,163,711
Series 2020-2, Class A	1.060	09-15-27	31,656,000	31,784,571
GM Financial Leasing Trust
Series 2021-2, Class A4	0.670	05-20-25	7,975,000	7,980,051
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	33,302,000	35,562,526
Series 2020-1, Class A (C)	0.680	08-15-25	14,259,000	14,343,195
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	22,185,725
Series 2021-1A, Class A2 (C)	2.773	04-20-29	17,980,000	18,149,744
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	10,561,829	10,830,322
Series 2018-AA, Class A (C)	3.540	02-25-32	7,685,765	8,105,803
Honda Auto Receivables Owner Trust
Series 2021-2, Class A4	0.550	08-16-27	15,905,000	15,908,448
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	17,022,368	18,669,111
Series 2019-1A, Class A2I (C)	3.982	08-25-49	13,609,160	13,960,821
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	5,052,746	5,164,917
40	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MelTel Land Funding LLC
Series 2019-1A, Class A (C)	3.768	04-15-49	10,996,255	$11,551,343
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (C)(J)	3.482	08-25-58	5,432,013	5,673,694
MVW Owner Trust
Series 2015-1A, Class A (C)	2.520	12-20-32	687,090	687,775
Series 2018-1A, Class A (C)	3.450	01-21-36	9,210,170	9,564,563
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	5,851,352	6,193,622
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	18,467,483	18,858,452
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	23,544,197	23,391,040
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	38,570,000	39,482,181
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class A (C)	3.610	05-25-23	4,341,431	4,356,153
Series 2018-FNT2, Class A (C)	3.790	07-25-54	2,928,134	2,929,793
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	13,693,246	14,158,644
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	19,860,000	20,081,024
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	18,572,512
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	4,009,738	4,153,162
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	36,972,000	39,081,005
SCF Equipment Leasing LLC
Series 2019-1A, Class A2 (C)	3.230	10-20-24	2,700,964	2,707,750
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,287,912
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	26,279,910	28,138,425
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	2,753,628	2,842,900
Series 2019-1A, Class A (C)	3.200	01-20-36	4,803,912	4,981,467
Series 2021-1A, Class D (C)	3.170	11-20-37	5,161,921	5,216,313
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	2,491,425	2,520,466
Series 2019-B, Class A2A (C)	2.840	06-15-37	30,641,287	32,097,091
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	13,761,000	13,947,530
Series 2021-A, Class APT2 (C)	1.070	01-15-53	19,549,232	19,374,636
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	23,588,658	24,711,006
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	9,304,936	9,056,049
Taco Bell Funding LLC
Series 2016-1A, Class A2II (C)	4.377	05-25-46	2,640,000	2,643,221
Series 2018-1A, Class A2I (C)	4.318	11-25-48	33,852,000	34,161,069
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	41

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	19,186,212	$18,856,929
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(J)	3.399	10-25-53	7,568,000	8,015,966
Series 2015-2, Class 1M2 (C)(J)	3.504	11-25-60	10,930,000	11,468,379
Series 2017-1, Class A1 (C)(J)	2.750	10-25-56	7,309,040	7,418,944
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	1,550,551	1,573,105
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	4,834,697	5,003,506
Series 2018-3, Class A1 (C)(J)	3.750	05-25-58	7,903,010	8,355,263
Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	19,142,240	19,997,399
Series 2018-5, Class A1A (C)(J)	3.250	07-25-58	3,000,649	3,103,240
Series 2018-6, Class A1A (C)(J)	3.750	03-25-58	21,531,344	22,269,167
Series 2019-1, Class A1 (C)(J)	3.735	03-25-58	17,059,606	18,069,087
Series 2019-4, Class A1 (C)(J)	2.900	10-25-59	18,435,462	19,168,147
Series 2020-4, Class A1 (C)	1.750	10-25-60	22,947,448	23,325,420
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	60,994,000	64,673,134
Series 2020-1A, Class A (C)	1.350	05-25-33	22,365,000	22,842,206
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	45,995,990	46,461,423
Series 2021-1A, Class A (C)	1.860	03-20-46	26,744,375	26,520,195
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	25,011,000	25,036,176
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,146,000	20,087,002
Verizon Owner Trust
Series 2020-B, Class A	0.470	02-20-25	39,895,000	40,059,782
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	31,995,071	31,503,889
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	5,620,479	5,744,462
Westgate Resorts LLC
Series 2017-1A, Class A (C)	3.050	12-20-30	1,368,018	1,367,355
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,876,659	7,908,516
Zaxby's Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	26,440,000	26,477,651

	Shares	Value
Common stocks 0.0%		$2,471,350
(Cost $2,483,781)
Utilities 0.0%		2,471,350
Multi-utilities 0.0%

Dominion Energy, Inc.	24,838	2,471,350
42	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 0.3%		$76,174,126
(Cost $65,640,475)
Communication services 0.1%		12,875,500
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	12,875,500
Consumer staples 0.0%		2,616,270
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,616,270
Financials 0.0%		7,624,931
Banks 0.0%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (B)	178,389	4,513,242
Wells Fargo & Company, 7.500%	2,139	3,111,689
Information technology 0.1%		24,253,473
Semiconductors and semiconductor equipment 0.1%
Broadcom, Inc., 8.000%	15,947	24,253,473
Utilities 0.1%		28,803,952
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	13,195,002
The Southern Company, 6.750%	38,814	2,012,894
Multi-utilities 0.0%
DTE Energy Company, 6.250%	33,037	1,686,539
NiSource, Inc., 7.750%	111,900	11,909,517

	Yield (%)	Shares	Value
Short-term investments 6.0%			$1,423,466,460
(Cost $1,423,438,943)
Short-term funds 0.2%			40,898,460
John Hancock Collateral Trust (K)	0.0241(L)	4,087,761	40,898,460

	Par value^	Value
Repurchase agreement 5.8%		1,382,568,000
Barclays Tri-Party Repurchase Agreement dated 5-28-21 at 0.010% to be repurchased at $122,600,136 on 6-1-21, collateralized by $121,964,143 U.S. Treasury Inflation Indexed Notes, 0.125% due 1-15-22 (valued at $125,052,184)	122,600,000	122,600,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK BOND FUND	43

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 5-28-21 at 0.000% to be repurchased at $1,259,968,000 on 6-1-21, collateralized by $1,263,429,300 U.S. Treasury Notes, 0.125% - 2.000% due 7-31-22 to 11-30-22 (valued at $1,285,167,454)	1,259,968,000	1,259,968,000

Total investments (Cost $24,167,803,489) 104.7%	$24,705,739,505
Other assets and liabilities, net (4.7%)	(1,112,671,120)
Total net assets 100.0%	$23,593,068,385

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,197,200,742 or 30.5% of the fund's net assets as of 5-31-21.
(D)	All or a portion of this security is on loan as of 5-31-21.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 5-31-21.
At 5-31-21, the aggregate cost of investments for federal income tax purposes was $24,237,965,389. Net unrealized appreciation aggregated to $467,774,116, of which $729,139,972 related to gross unrealized appreciation and $261,365,856 related to gross unrealized depreciation.
44	JOHN HANCOCK BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-21

Assets
Unaffiliated investments, at value (Cost $24,126,932,546) including $40,812,278 of securities loaned	$24,664,841,045
Affiliated investments, at value (Cost $40,870,943)	40,898,460
Total investments, at value (Cost $24,167,803,489)	24,705,739,505
Cash	1,477,424
Dividends and interest receivable	158,883,203
Receivable for fund shares sold	54,099,787
Receivable for investments sold	35,051,163
Receivable for delayed delivery securities sold	322,554,198
Receivable for securities lending income	39,936
Other assets	885,173
Total assets	25,278,730,389
Liabilities
Distributions payable	1,325,975
Payable for investments purchased	274,545,206
Payable for delayed delivery securities purchased	1,337,324,335
Payable for fund shares repurchased	26,616,824
Payable upon return of securities loaned	40,904,788
Payable to affiliates
Accounting and legal services fees	731,281
Transfer agent fees	937,420
Distribution and service fees	236,107
Trustees' fees	5,782
Other liabilities and accrued expenses	3,034,286
Total liabilities	1,685,662,004
Net assets	$23,593,068,385
Net assets consist of
Paid-in capital	$23,081,038,417
Total distributable earnings (loss)	512,029,968
Net assets	$23,593,068,385

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	45

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($2,139,078,619 ÷ 131,035,877 shares)[1]	$16.32
Class C ($239,152,331 ÷ 14,649,905 shares)[1]	$16.32
Class I ($6,243,692,412 ÷ 382,442,345 shares)	$16.33
Class R2 ($110,572,140 ÷ 6,765,401 shares)	$16.34
Class R4 ($61,859,784 ÷ 3,783,737 shares)	$16.35
Class R6 ($10,340,632,439 ÷ 632,294,024 shares)	$16.35
Class NAV ($4,458,080,660 ÷ 272,700,536 shares)	$16.35
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$17.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
46	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended  5-31-21

Investment income
Interest	$718,835,827
Dividends	3,445,940
Securities lending	737,401
Less foreign taxes withheld	(15,398)
Total investment income	723,003,770
Expenses
Investment management fees	66,096,129
Distribution and service fees	10,136,304
Accounting and legal services fees	3,697,693
Transfer agent fees	10,514,240
Trustees' fees	363,834
Custodian fees	2,480,206
State registration fees	577,146
Printing and postage	1,082,260
Professional fees	599,057
Other	967,453
Total expenses	96,514,322
Less expense reductions	(1,741,554)
Net expenses	94,772,768
Net investment income	628,231,002
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	121,960,710
Affiliated investments	46,547
122,007,257
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	32,045,962
Affiliated investments	(124,655)
31,921,307
Net realized and unrealized gain	153,928,564
Increase in net assets from operations	$782,159,566
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	47

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-21	Year ended 5-31-20
Increase (decrease) in net assets
From operations
Net investment income	$628,231,002	$550,550,416
Net realized gain	122,007,257	418,596,993
Change in net unrealized appreciation (depreciation)	31,921,307	262,613,369
Increase in net assets resulting from operations	782,159,566	1,231,760,778
Distributions to shareholders
From earnings
Class A	(93,164,613)	(69,961,436)
Class B1	(18,026)	(145,931)
Class C	(8,873,298)	(7,784,005)
Class I	(247,106,242)	(151,367,503)
Class R2	(4,377,095)	(3,443,142)
Class R4	(2,607,626)	(1,915,296)
Class R6	(390,138,865)	(290,596,250)
Class NAV	(184,529,067)	(171,586,313)
Total distributions	(930,814,832)	(696,799,876)
From fund share transactions	5,463,488,617	1,717,196,319
Total increase	5,314,833,351	2,252,157,221
Net assets
Beginning of year	18,278,235,034	16,026,077,813
End of year	$23,593,068,385	$18,278,235,034

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
48	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.37	$15.83	$15.41	$15.93	$15.79
Net investment income[1]	0.44	0.45	0.49	0.46	0.45
Net realized and unrealized gain (loss) on investments	0.19	0.68	0.46	(0.47)	0.18
Total from investment operations	0.63	1.13	0.95	(0.01)	0.63
Less distributions
From net investment income	(0.50)	(0.49)	(0.53)	(0.51)	(0.49)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.68)	(0.59)	(0.53)	(0.51)	(0.49)
Net asset value, end of period	$16.32	$16.37	$15.83	$15.41	$15.93
Total return (%)[2,3]	3.83	7.22	6.33	(0.11)	4.07
Ratios and supplemental data
Net assets, end of period (in millions)	$2,139	$2,100	$1,688	$1,488	$1,492
Ratios (as a percentage of average net assets):
Expenses before reductions	0.78	0.79	0.78	0.81	0.89
Expenses including reductions	0.77	0.78	0.78	0.79	0.83
Net investment income	2.65	2.82	3.21	2.93	2.83
Portfolio turnover (%)	98	125	106	74	98[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS C SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.37	$15.84	$15.41	$15.93	$15.79
Net investment income[1]	0.32	0.34	0.39	0.35	0.34
Net realized and unrealized gain (loss) on investments	0.19	0.66	0.46	(0.47)	0.18
Total from investment operations	0.51	1.00	0.85	(0.12)	0.52
Less distributions
From net investment income	(0.38)	(0.37)	(0.42)	(0.40)	(0.38)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.56)	(0.47)	(0.42)	(0.40)	(0.38)
Net asset value, end of period	$16.32	$16.37	$15.84	$15.41	$15.93
Total return (%)[2,3]	3.10	6.41	5.66	(0.80)	3.35
Ratios and supplemental data
Net assets, end of period (in millions)	$239	$278	$252	$269	$299
Ratios (as a percentage of average net assets):
Expenses before reductions	1.48	1.49	1.48	1.51	1.59
Expenses including reductions	1.47	1.48	1.48	1.49	1.53
Net investment income	1.94	2.11	2.51	2.23	2.14
Portfolio turnover (%)	98	125	106	74	98[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes merger activity.
50	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.37	$15.84	$15.41	$15.93	$15.80
Net investment income[1]	0.49	0.50	0.53	0.50	0.50
Net realized and unrealized gain (loss) on investments	0.20	0.67	0.47	(0.47)	0.17
Total from investment operations	0.69	1.17	1.00	0.03	0.67
Less distributions
From net investment income	(0.55)	(0.54)	(0.57)	(0.55)	(0.54)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.73)	(0.64)	(0.57)	(0.55)	(0.54)
Net asset value, end of period	$16.33	$16.37	$15.84	$15.41	$15.93
Total return (%)[2]	4.20	7.47	6.70	0.19	4.33
Ratios and supplemental data
Net assets, end of period (in millions)	$6,244	$4,693	$2,928	$2,236	$5,385
Ratios (as a percentage of average net assets):
Expenses before reductions	0.48	0.49	0.50	0.51	0.57
Expenses including reductions	0.47	0.48	0.49	0.49	0.51
Net investment income	2.95	3.11	3.48	3.19	3.15
Portfolio turnover (%)	98	125	106	74	98[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	51

CLASS R2 SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.39	$15.85	$15.42	$15.95	$15.81
Net investment income[1]	0.43	0.44	0.48	0.45	0.44
Net realized and unrealized gain (loss) on investments	0.18	0.67	0.47	(0.49)	0.18
Total from investment operations	0.61	1.11	0.95	(0.04)	0.62
Less distributions
From net investment income	(0.48)	(0.47)	(0.52)	(0.49)	(0.48)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.66)	(0.57)	(0.52)	(0.49)	(0.48)
Net asset value, end of period	$16.34	$16.39	$15.85	$15.42	$15.95
Total return (%)[2]	3.73	7.12	6.29	(0.27)	3.97
Ratios and supplemental data
Net assets, end of period (in millions)	$111	$105	$86	$83	$56
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87	0.87	0.88	0.92	0.98
Expenses including reductions	0.86	0.87	0.88	0.89	0.92
Net investment income	2.56	2.73	3.11	2.84	2.75
Portfolio turnover (%)	98	125	106	74	98[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
52	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.39	$15.86	$15.43	$15.95	$15.81
Net investment income[1]	0.47	0.48	0.52	0.49	0.49
Net realized and unrealized gain (loss) on investments	0.19	0.66	0.47	(0.48)	0.17
Total from investment operations	0.66	1.14	0.99	0.01	0.66
Less distributions
From net investment income	(0.52)	(0.51)	(0.56)	(0.53)	(0.52)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.70)	(0.61)	(0.56)	(0.53)	(0.52)
Net asset value, end of period	$16.35	$16.39	$15.86	$15.43	$15.95
Total return (%)[2]	4.05	7.32	6.55	0.05	4.25
Ratios and supplemental data
Net assets, end of period (in millions)	$62	$55	$44	$39	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72	0.72	0.74	0.76	0.82
Expenses including reductions	0.61	0.62	0.63	0.64	0.66
Net investment income	2.81	2.99	3.36	3.09	3.09
Portfolio turnover (%)	98	125	106	74	98[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	53

CLASS R6 SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.40	$15.86	$15.43	$15.96	$15.81
Net investment income[1]	0.51	0.52	0.55	0.53	0.52
Net realized and unrealized gain (loss) on investments	0.19	0.67	0.47	(0.49)	0.19
Total from investment operations	0.70	1.19	1.02	0.04	0.71
Less distributions
From net investment income	(0.57)	(0.55)	(0.59)	(0.57)	(0.56)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.75)	(0.65)	(0.59)	(0.57)	(0.56)
Net asset value, end of period	$16.35	$16.40	$15.86	$15.43	$15.96
Total return (%)[2]	4.25	7.65	6.81	0.23	4.58
Ratios and supplemental data
Net assets, end of period (in millions)	$10,341	$7,305	$6,560	$5,944	$529
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37	0.37	0.39	0.42	0.48
Expenses including reductions	0.36	0.37	0.38	0.39	0.41
Net investment income	3.05	3.22	3.61	3.37	3.27
Portfolio turnover (%)	98	125	106	74	98[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
54	JOHN HANCOCK Bond Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	5-31-21	5-31-20	5-31-19	5-31-18	5-31-17
Per share operating performance
Net asset value, beginning of period	$16.39	$15.86	$15.43	$15.95	$15.81
Net investment income[1]	0.51	0.52	0.56	0.53	0.51
Net realized and unrealized gain (loss) on investments	0.20	0.67	0.47	(0.48)	0.19
Total from investment operations	0.71	1.19	1.03	0.05	0.70
Less distributions
From net investment income	(0.57)	(0.56)	(0.60)	(0.57)	(0.56)
From net realized gain	(0.18)	(0.10)	—	—	—
Total distributions	(0.75)	(0.66)	(0.60)	(0.57)	(0.56)
Net asset value, end of period	$16.35	$16.39	$15.86	$15.43	$15.95
Total return (%)[2]	4.32	7.60	6.83	0.30	4.51
Ratios and supplemental data
Net assets, end of period (in millions)	$4,458	$3,739	$4,461	$1,959	$1,862
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36	0.36	0.37	0.40	0.46
Expenses including reductions	0.35	0.35	0.37	0.38	0.41
Net investment income	3.07	3.23	3.63	3.34	3.28
Portfolio turnover (%)	98	125	106	74	98[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Bond Fund	55

Notes to financial statements
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
56	JOHN HANCOCK Bond Fund | ANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,287,938,413	—	$7,287,938,413	—
Foreign government obligations	126,429,664	—	126,429,664	—
Corporate bonds	12,781,002,058	—	12,781,002,058	—
Municipal bonds	59,549,356	—	59,549,356	—
Term loans	22,009,336	—	22,009,336	—
Collateralized mortgage obligations	1,160,467,082	—	1,160,467,082	—
Asset backed securities	1,766,231,660	—	1,766,231,660	—
Common stocks	2,471,350	$2,471,350	—	—
Preferred securities	76,174,126	73,557,856	2,616,270	—
Short-term investments	1,423,466,460	40,898,460	1,382,568,000	—
Total investments in securities	$24,705,739,505	$116,927,666	$24,588,811,839	—
Level 3 includes securities valued at $0. Refer to Fund's investments.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	57

In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
58	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of May 31, 2021, the fund loaned securities valued at $40,812,278 and received $40,904,788 of cash collateral.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective June 25, 2020, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement. Each participating fund paid an upfront fee in connection with this line of credit agreement, which is charged based on a combination of fixed and asset-based allocations and amortized over 365 days. Prior to June 25, 2020, the fund and other affiliated funds had a similar agreement that enabled them to participate in a $750 million unsecured committed line of credit. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended May 31, 2021, the fund had no borrowings under the line of credit. Commitment fees, including upfront fees, for the year ended May 31, 2021 were $106,431.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	59

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, net capital losses of $112,912,985 that are a result of security transactions occurring after October 31, 2020, are treated as occurring on June 1, 2021, the first day of the fund’s next taxable year.
As of May 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended May 31, 2021 and 2020 was as follows:
	May 31, 2021	May 31, 2020
Ordinary income	$930,814,832	$696,799,876
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2021, the components of distributable earnings on a tax basis consisted of $45,100,139 of undistributed ordinary income and $113,417,332 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
60	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended May 31, 2021, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$176,540
Class B	61
Class C	20,793
Class I	446,520
Class R2	8,752
Class	Expense reduction
Class R4	$4,825
Class R6	697,057
Class NAV	326,056
Total	$1,680,604

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2021, were equivalent to a net annual effective rate of 0.30% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended May 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
ANNUAL REPORT | JOHN HANCOCK Bond Fund	61

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class B was redesignated during the period. Refer to Note 5 for further details.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2022, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $60,950 for Class R4 shares for the year ended May 31, 2021.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,645,195 for the year ended May 31, 2021. Of this amount, $365,618 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $2,279,577 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2021, CDSCs received by the Distributor amounted to $29,997 and $37,374 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended May 31, 2021 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$6,713,548	$2,624,699
62	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class B	$8,649	$1,029
Class C	2,648,036	311,075
Class I	—	6,588,339
Class R2	553,370	12,329
Class R4	212,701	6,770
Class R6	—	969,999
Total	$10,136,304	$10,514,240
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended May 31, 2021 and 2020 were as follows:
	Year Ended 5-31-21		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	38,652,892	$644,370,586	41,005,801	$662,731,784
Distributions reinvested	5,401,231	89,996,746	4,172,520	67,539,928
Repurchased	(41,335,033)	(687,524,842)	(23,461,921)	(376,812,820)
Net increase	2,719,090	$46,842,490	21,716,400	$353,458,892
Class B shares
Sold	3,729	$63,012	6,768	$110,103
Distributions reinvested	964	16,144	8,541	138,132
Repurchased	(193,268)	(3,235,561)	(249,934)	(4,037,416)
Net decrease	(188,575)	$(3,156,405)	(234,625)	$(3,789,181)
Class C shares
Sold	3,237,660	$54,007,128	4,252,213	$68,713,068
Distributions reinvested	504,456	8,409,619	455,710	7,373,911
Repurchased	(6,066,637)	(100,982,858)	(3,674,490)	(59,119,885)
Net increase (decrease)	(2,324,521)	$(38,566,111)	1,033,433	$16,967,094
Class I shares
Sold	186,383,088	$3,097,424,907	177,627,763	$2,867,598,280
Distributions reinvested	13,876,937	231,003,735	8,777,670	142,128,546
Repurchased	(104,556,154)	(1,732,418,414)	(84,570,992)	(1,357,062,414)
Net increase	95,703,871	$1,596,010,228	101,834,441	$1,652,664,412
ANNUAL REPORT | JOHN HANCOCK Bond Fund	63

	Year Ended 5-31-21		Year Ended 5-31-20
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	3,778,070	$62,425,939	2,997,214	$48,532,943
Distributions reinvested	213,057	3,553,443	181,253	2,937,041
Repurchased	(3,654,113)	(60,303,225)	(2,159,089)	(34,743,089)
Net increase	337,014	$5,676,157	1,019,378	$16,726,895
Class R4 shares
Sold	1,390,654	$23,191,301	1,271,936	$20,533,594
Distributions reinvested	155,307	2,590,376	118,132	1,914,858
Repurchased	(1,119,284)	(18,652,764)	(787,885)	(12,627,785)
Net increase	426,677	$7,128,913	602,183	$9,820,667
Class R6 shares
Sold	241,700,780	$4,017,196,478	142,587,889	$2,308,830,647
Distributions reinvested	23,297,942	388,337,222	17,865,771	289,744,933
Repurchased	(78,232,701)	(1,298,540,703)	(128,475,759)	(2,080,653,650)
Net increase	186,766,021	$3,106,992,997	31,977,901	$517,921,930
Class NAV shares
Sold	43,244,135	$719,558,389	14,828,777	$240,437,607
Distributions reinvested	11,071,079	184,529,067	10,585,871	171,586,313
Repurchased	(9,714,032)	(161,527,108)	(78,637,849)	(1,258,598,310)
Net increase (decrease)	44,601,182	$742,560,348	(53,223,201)	$(846,574,390)
Total net increase	328,040,759	$5,463,488,617	104,725,910	$1,717,196,319
Affiliates of the fund owned 100% of shares of Class NAV on May 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B was terminated, and shareholders in this class became shareholders of the respective class identified below, with the same or lower total net expenses. The following amount is included in the amount repurchased of the terminated class and the amount sold of the redesignated class.
Redesignation	Effective date	Amount
Class B shares as Class A shares	October 14, 2020	1,763,175
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $13,583,950,435 and $10,351,780,980, respectively, for the year ended May 31, 2021. Purchases and sales of U.S. Treasury obligations aggregated $11,793,913,390 and $10,069,654,261, respectively, for the year ended May 31, 2021.
64	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At May 31, 2021, funds within the John Hancock group of funds complex held 18.9% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,087,761	$117,872,391	$2,086,613,108	$(2,163,508,931)	$46,547	$(124,655)	$737,401	—	$40,898,460

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended May 31, 2021, the fund engaged in securities purchases amounting to $134,160,610.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates before the end of 2021. Regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of secured overnight US Treasury repo rates, but there is no definitive information regarding the future utilization of any particular replacement rate.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts
ANNUAL REPORT | JOHN HANCOCK Bond Fund	65

referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.
66	JOHN HANCOCK Bond Fund | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Sovereign Bond Fund and Shareholders of John Hancock Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Bond Fund (the “Fund”) as of May 31, 2021, the related statement of operations for the year ended May 31, 2021, the statements of changes in net assets for each of the two years in the period ended May 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2021 and the financial highlights for each of the five years in the period ended May 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers, when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	67

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
68	JOHN HANCOCK BOND FUND | ANNUAL REPORT

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Bond Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund's subadvisor, Manulife Investment Management (US) LLC (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not report any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM; and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
ANNUAL REPORT | JOHN HANCOCK BOND FUND	69

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
70	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	190
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	190
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	190
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	190
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	2005	190
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	190
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
ANNUAL REPORT | JOHN HANCOCK BOND FUND	71

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	190
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2005	190
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	190
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2009	190
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

72	JOHN HANCOCK BOND FUND | ANNUAL REPORT

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	190
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	190
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
ANNUAL REPORT | JOHN HANCOCK BOND FUND	73

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
*	Appointed as Independent Trustee effective as of September 15, 2020.
74	JOHN HANCOCK BOND FUND | ANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*,1
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg2
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Appointed as Independent Trustee effective as of September 15, 2020
2 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
ANNUAL REPORT | JOHN HANCOCK BOND FUND	75

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1674150	21A 5/21
7/2021

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2021	May 31, 2020
John Hancock Bond Fund	$61,760	$65,907

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2021	May 31, 2020
John Hancock Bond Fund	$604	$591

Amounts billed to control affiliates were $116,000 and $116,467 for the fiscal years ended May 31, 2021 and 2020, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended May 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

Fund	May 31, 2021	May 31, 2020
John Hancock Bond Fund	$5,087	$3,837

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to the following for the fiscal years ended May 31,

2021 and 2020:

Fund	May 31, 2021	May 31, 2020
John Hancock Bond Fund	$89	$89

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre- approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant for the fiscal year ended May 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $1,147,427 for the fiscal year ended May 31, 2021 and $1,016,925 for the fiscal year ended May 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	July 12, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	July 12, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	July 12, 2021